UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Bond Fund of America

[photo – pile of open books next to stack of books]

Semi-annual report for the six months ended June 30, 2008

The Bond Fund of AmericaSM seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2008:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–3.01%	2.98%	4.65%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.63%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 26 to 29 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2008, calculated in accordance with the Securities and Exchange Commission formula, was 6.07% (6.05% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 5.65%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing in bonds of issuers outside the U.S. may be subject to additional risks. They include currency fluctuations; political and social instability; differing securities regulations and accounting standards; higher transaction costs; possible changes in taxation; and illiquidity. For more complete information, please read the prospectus.

[photo – pile of open books]

Fellow shareholders:

The U.S. financial markets endured momentous difficulties during the first half of 2008, many of them spawned by a depressed housing market and problems with mortgage-related loans. As a result, most bond sectors — excepting U.S. government debt — posted weak results for the period.

The Bond Fund of America, with significant holdings in corporate bonds and mortgage-related investments, was particularly vulnerable to the negative sentiment that governed market conditions. As a result, the fund recorded a –1.3% total return for the six months ended June 30, 2008. This fell short of the fund’s peer group reference, as measured by the Lipper Corporate Debt A-Rated Bond Funds Average, which returned –0.7%. In comparison, the unmanaged Lehman Brothers U.S. Aggregate Index gained 1.1%. Index results were bolstered by a much larger weighting of government securities than is typically held in The Bond Fund of America.

The fund’s total return was the net result of income paid to shareholders and a decline in the fund’s share price. For the six-month period, shareholders earned monthly dividends totaling approximately 32.5 cents a share, providing an income return of 2.5% (5.0% annualized).

[Begin Sidebar]
Results at a glance

For periods ended June 30, 2008, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime
					(since 5/28/74)
The Bond Fund of America
(Class A shares)	–1.27%	0.74%	3.77%	5.05%	8.78%
Lehman Brothers U.S. Aggregate
Index	1.13	7.12	3.85	5.68	8.51	*
Lipper Corporate Debt A-Rated
Bond Funds Average†	–0.72	3.06	2.91	4.66	8.35

*The unmanaged Lehman Brothers U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used.
†	Source: Lipper. Lipper averages do not reflect the effect of sales charges.
[End Sidebar]

Bond market overview

Weakness in the bond market was precipitated by rising defaults and foreclosures on mortgages originated mainly during the final years of the recent housing boom. These problem loans imperiled a host of debt instruments, many of them securitized bonds that were backed by, or composed of, mortgage obligations. Mortgage-related securities have been the largest and fastest growing segment of the bond market, which has made problems more widespread.

Troubles in the mortgage market fostered an aversion to risk throughout the financial markets that served to depress the values of other credit-sensitive sectors — areas of the market, such as corporate debt, where credit quality and access to credit play an important role in determining a bond’s value. Additionally, weakening economic fundamentals and spiking commodity prices — especially oil — exacerbated market concerns.

The Federal Reserve responded to deteriorating market conditions by slashing short-term interest rates through April and expanding its lending facilities. Additionally, Congress authorized rebates to low- and middle-income taxpayers in an effort to stimulate economic growth. Nonetheless, the balance sheets of many financial institutions continued to weaken severely under mounting losses from problem loans, and the stock market plunged into bear market territory.

In this environment, investors sought refuge in U.S. government bonds, which produced solid results for the period. Some bonds of issuers outside the U.S. also provided healthy returns, aided by stronger currencies in overseas markets earlier in the year.

How we manage the portfolio

The portfolio counselors of The Bond Fund of America typically take a long-term view of the bonds they purchase, even as they manage the fund through near-term market gyrations. This often means that the benefits they expect from holdings may not be fully realized over short time periods. This was certainly the case during the recent reporting period when dislocations in the market impaired prices for many classes of bonds, yet portfolio managers made only minor changes to the mix of securities in the portfolio.

The fund’s portfolio represents a broad cross-section of the bond market, yet it does not endeavor to replicate any index. Instead, bonds are selected based on the fundamental research of our investment analysts and with an eye to providing shareholders a high level of current income while striving to preserve capital. Over time, the income generated by the portfolio has generally exceeded its peer group average.

The fund’s broad diversification and focus on income means that a large portion of the portfolio includes bonds that were particularly sensitive to the market’s recent dislocations. These include corporate bonds and notes (44.3% of net assets at period end), asset-backed obligations (7.5%), preferred securities (4.5%) and privately originated mortgage-backed obligations (12.2%). The financials segment of our corporate and preferred holdings experienced some of the largest pricing pressures during the reporting period, though many of these same issuers have been solid contributors to the fund’s long-term results. The summary portfolio beginning on page 5 provides a detailed listing of portfolio holdings and sector exposure.

While we are disappointed with the fund’s results for this reporting period, we are nonetheless mindful that the market periodically moves to extremes of optimism and pessimism. At such times, we rely on our pragmatic, research-driven investment approach to sell securities that we believe are overvalued or, as has recently been the case, purchase bonds that the market undervalues. Additionally, the fund’s recent decline was substantially less than that of most equities over the same period, as measured by the S&P 500 — a reminder of the relative stability that the fund can provide as part of a diversified investment portfolio.

Looking ahead

The near-term outlook for the bond market will be shaped by the extent of inflationary pressures, the perceived health of the economy and the facility with which financial institutions repair their balance sheets. We are encouraged by gradual improvements in the capital markets during recent months and the supportive actions of the Treasury and the Federal Reserve. At the same time, we acknowledge that significant pressures remain with respect to the housing market and problem loans.

In this unsettled environment, we affirm our commitment to the long-term needs of our shareholders. We diligently strive to preserve principal even as we comb the market for undervalued securities. Our extensive experience in fixed-income markets has taught us that today’s dislocations often lead to tomorrow’s rewards for those who have the necessary analytical skills and patience to endure.

We look forward to reporting to you again at the end of the year.

Cordially,

/s/ Paul G. Haaga, Jr.	/s/ Abner D. Goldstine
Paul G. Haaga, Jr.	Abner D. Goldstine
Vice Chairman of the Board	President

August 6, 2008

For current information about the fund, visit americanfunds.com.

Other share class results

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2008:

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	–4.77%	2.67%	4.76%
Not reflecting CDSC	–0.01	3.01	4.76

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	–1.00	2.94	4.25
Not reflecting CDSC	–0.05	2.94	4.25

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	0.75	3.76	5.05

Class 529-A shares†— first sold 2/15/02
Reflecting 3.75% maximum sales charge	–3.05	2.94	4.49
Not reflecting maximum sales charge	0.70	3.73	5.13

Class 529-B shares†— first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	–4.89	2.51	4.23
Not reflecting CDSC	–0.12	2.85	4.23

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	–1.06	2.86	4.28
Not reflecting CDSC	–0.11	2.86	4.28

Class 529-E shares*†— first sold 3/7/02	0.40	3.39	4.84

Class 529-F shares*†— first sold 9/26/02
Not reflecting annual asset-based fee charged by sponsoring firm	0.91	3.81	5.65

*These shares are sold without any initial or contingent deferred sales charge.
†	Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 29 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, June 30, 2008	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]

Industry sector diversification	(percent of net assets)

Corporate bonds & notes	44.28%
Mortgage-backed obligations	22.19
Bonds & notes of U.S. government & government agencies	9.20
Asset-backed obligations	7.45
Bonds & notes of governments & government agencies outside the U.S.	6.61
Preferred securities	4.47
Convertible securities	0.43
Common stocks & warrants	0.23
Municipals	0.15
Short-term securities & other assets less liabilities	4.99

[end pie chart]

Bonds & notes - 89.88%	Principal amount (000)	Market value (000)	Percent of net assets

CORPORATE BONDS & NOTES - 44.28%
Financials - 17.70%
JPMorgan Chase & Co.:
Series I, 7.90% (undated) (1)	$ 94,850	$89,200
4.891% 2015 (1)	55,000	53,983
JPMorgan Chase Bank NA 6.00% 2017	36,750	35,763
Bear Stearns Companies Inc. 7.25% 2018	29,000	30,316
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	33,390	30,059
JPMorgan Chase Capital XXII, Series V, 6.45% 2087 (1)	5,075	4,363
JPMorgan Chase Capital XX, Series T, 6.55% 2066	4,875	4,228.66%
Citigroup Capital XXI 8.30% 2077 (1)	103,350	97,854
Citigroup Inc.:
4.125%-8.40% 2010-2013 (1)	129,300	124,910
6.50% 2030	£ 35	66.60
Bank of America Corp. 4.90%-8.125% 2011-2037 (1)	$ 143,150	134,608
MBNA Global Capital Funding, Series B, 3.673% 2027 (1)	33,000	26,408
MBNA Capital A, Series A, 8.278% 2026	7,500	7,492
MBNA Corp., Series F, 7.50% 2012	1,800	1,941.46
MetLife Capital Trust X 9.25% 2068 (1) (2)	121,250	130,910.35
Merrill Lynch & Co., Inc. 6.875% 2018	137,160	130,766.35
Royal Bank of Scotland Group PLC 6.99% (undated) (1) (2)	108,970	98,439.26
Resona Bank, Ltd. 5.85% (undated) (1) (2)	102,333	88,157.24
Countrywide Financial Corp., Series B, 5.80% 2012	88,255	83,544.22
Lincoln National Corp. 7.00% 2066 (1)	90,738	82,771.22
Other securities		5,355,018	14.34
		6,610,796	17.70

Consumer discretionary - 5.36%
Other securities		1,999,987	5.36

Industrials - 3.98%
Other securities		1,485,790	3.98

Energy - 3.86%
Williams Companies, Inc. 7.875% 2021	79,592	84,766.23
Gaz Capital SA 6.51% 2022 (2)	92,010	82,809.22
Other securities		1,273,221	3.41
		1,440,796	3.86

Telecommunication services - 3.71%
Sprint Capital Corp. 8.75% 2032	97,955	93,527.25
Other securities		1,290,839	3.46
		1,384,366	3.71

Utilities - 2.90%
Other securities		1,082,323	2.90

Health care - 2.72%
GlaxoSmithKline Capital Inc. 6.375% 2038	96,000	95,609.26
Other securities		919,382	2.46
		1,014,991	2.72

Other corporate bonds & notes - 4.05%
Other securities		1,512,682	4.05

Total corporate bonds & notes		16,531,731	44.28

Mortgage-backed obligations (3) - 22.19%
Fannie Mae:
7.00% 2037	81,889	85,958
0%-12.056% 2009-2047 (1) (4)	1,893,994	1,926,272	5.39
Freddie Mac:
6.00% 2027	194,713	198,165
4.50% 2038	119,000	110,326
6.00% 2038	332,520	335,885
0%-11.00% 2009-2047 (1)	1,183,868	1,177,610	4.88
CS First Boston Mortgage Securities Corp. 0%-8.155% 2018-2041 (1) (2)	435,401	408,147	1.09
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	91,050.24
Bank of America 5.50% 2012 (2)	34,750	36,091.10
Other securities		3,915,767	10.49
		8,285,271	22.19

Bonds & notes of U.S. government & government agencies - 9.20%
U.S. Treasury:
5.50% 2009	155,630	159,904
4.625% 2011	360,000	378,281
4.875% 2011	90,030	95,147
4.25% 2012	312,450	325,242
4.875% 2012	322,450	342,049
4.25% 2013	447,356	466,789
Principal Strip 0% 2014	155,072	127,525
11.25% 2015	140,000	202,590
4.50% 2016	85,301	89,723
4.50% 2017	172,500	179,724
6.875% 2025	89,700	114,325
6.00% 2026	78,000	91,364
0%-8.875% 2008-2037 (4) (5)	718,530	738,398	8.87
Freddie Mac 5.25%-5.50% 2011-2016	40,000	41,971.11
Fannie Mae 5.121% 2009 (1)	575	582.00
Other securities		82,206.22
		3,435,820	9.20

Asset-backed obligations (3) - 7.45%
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 2.49% 2013 (1)	125,000	111,002.30
Capital One Auto Finance Trust, Series 2005-C, Class A-4-B, FGIC insured, 2.511% 2012 (1)	106,750	91,271.25
CS First Boston Mortgage Securities Corp. 5.837%-5.846% 2037 (1)	23,186	19,635.05
Other securities		2,557,250	6.85
		2,779,158	7.45

Bonds & notes of governments & government agencies outside the U.S. - 6.61%
Israeli Government:
6.00% 2010 (4)	ILS 405,580	123,798
5.50% 2017 (4)	318,800	91,175.58
German Government, Series 6, 4.00% 2016	€ 72,120	108,809.29
Canadian Government 4.25% 2026 (4) (5)	C$ 67,670	96,637.26
Japanese Government 0.90% 2008	¥ 9,998,250	94,358.25
United Kingdom 4.00% 2016	£ 48,080	88,720.24
Belgium (Kingdom of), Series 49, 4.00% 2017	€ 57,070	84,059.22
Other securities		1,779,759	4.77
		2,467,315	6.61

Municipals - 0.15%
Other securities		55,729.15

Total bonds & notes (cost: $35,071,617,000)		33,555,024	89.88

Convertible securities - 0.43%	Shares	Market value (000)	Percent of net assets

Other - 0.43%
Bank of America Corp., Series L, 7.25% convertible preferred	60,000	53,100.14
Fannie Mae, Series 2004-1, 5.375% convertible preferred	400	24,000.06
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares (4) (6)	50,000	2,284.01
Other securities		80,827.22

Total convertible securities (cost: $169,002,000)		160,211.43

Preferred securities - 4.47%	Shares	Market value (000)	Percent of net assets

Financials - 4.43%
Fannie Mae:
Series O, 7.00% (1) (2)	2,826,220	$ 133,981
Series S, 8.25% noncumulative	1,828,900	41,978
Series R, 7.625%	790,100	19,086
Series E, 5.10%	150,000	5,128.54
SMFG Preferred Capital USD 1 Ltd. 6.078% (1) (2)	125,114,000	106,413.29
Freddie Mac:
Series Z, 8.375%	3,202,660	77,965
Series V, 5.57%	693,000	12,296
Series U, 5.90%	496,600	9,803.27
Washington Mutual Preferred Funding Trust IV 9.75% (1) (2)	120,000,000	94,633.25
Barclays Bank PLC 7.434% (1) (2)	95,860,000	90,063.24
Bank of America Corp.:
Series K, 8.00% noncumulative (1)	62,900,000	59,025
Series E, 0% depositary shares	1,384,800	23,671.22
Other securities		978,895	2.62
		1,652,937	4.43

U.S. government agency securities - 0.01%
Other securities		3,458.01

Miscellaneous - 0.03%
Other preferred securities in initial period of acquisition		13,491.03

Total preferred securities (cost: $1,880,983,000)		1,669,886	4.47

Common stocks - 0.23%	Shares	Market value (000)	Percent of net assets

Other - 0.22%
Other securities		81,977.22

Miscellaneous - 0.01%
Other common stocks in initial period of acquisition		5,016.01

Total common stocks (cost: $67,671,000)		86,993.23

Warrants - 0.00%	Shares	Market value (000)	Percent of net assets

Telecommunication services - 0.00%
Other securities		1.00

Total warrants (cost: $143,000)		1.00

Short-term securities - 4.79%	Principal amount (000)	Market value (000)	Percent of net assets

Park Avenue Receivables Co., LLC 2.40%-2.55% due 7/7-8/14/2008 (2)	100,000	99,715
Jupiter Securitization Co., LLC 2.47%-2.70% due 7/14-7/22/2008 (2)	92,996	92,877.52
Ciesco LLC 2.55%-2.60% due 7/14-7/23/2008 (2)	109,500	109,366
CAFCO, LLC 2.75% due 7/15/2008 (2)	75,000	74,911.49
Freddie Mac 1.93%-2.05% due 8/25-9/2/2008	160,000	159,474.43
Abbott Laboratories 1.97%-2.00% due 7/9-7/21/2008 (2)	134,800	134,675.36
Procter & Gamble International Funding S.C.A. 2.00%-2.10% due 7/2-7/29/2008 (2)	125,600	125,443.34
Bank of America Corp. 2.52%-2.615% due 7/9-8/19/2008	125,000	124,841.33
Coca-Cola Co. 1.98%-2.06% due 7/10-8/4/2008 (2)	100,000	99,847.27
Wells Fargo & Co. 2.14%-2.35% due 7/25-8/8/2008	96,100	95,877.26
Other securities		670,424	1.79

Total short-term securities (cost: $1,787,713,000)		1,787,450	4.79

Total investment securities (cost: $38,977,129,000)		37,259,565	99.80
Other assets less liabilities		75,672.20

Net assets		$37,335,237	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 6/30/08 (000)
ZiLOG, Inc. (7)	879,000	-	-	879,000	-	$2,778
Clarent Hospital Corp. (4) (7)	331,291	-	-	331,291	-	16
					-	$2,794

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $7,774,518,000, which represented 20.82% of the net assets of the fund.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $1,158,194,000, which represented 3.10% of the net assets of the fund.

(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $2,500,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities," was $18,220,000, which represented .05% of the net assets of the fund.

(7) Security did not produce income during the last 12 months.

Key to abbreviations
C$ = Canadian Dollars
€ = Euros
£ = British Pounds
ILS = Israeli Shekels
¥ = Japanese Yen

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at June 30, 2008		(dollars in thousands)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $38,961,254)		$37,256,771
Affiliated issuers (cost: $15,875)		2,794	$37,259,565
Cash			137,787
Unrealized gain on forward currency contracts			2,611
Receivables for:
Sales of investments		234,774
Sales of fund's shares		103,924
Dividends and interest		415,865	754,563
			38,154,526
Liabilities:
Unrealized loss on forward currency contracts			5,901
Payables for:
Purchases of investments		692,239
Repurchases of fund's shares		70,882
Dividends on fund's shares		27,032
Investment advisory services		6,939
Services provided by affiliates		15,303
Directors' deferred compensation		453
Other		540	813,388
Net assets at June 30, 2008			$37,335,237

Net assets consist of:
Capital paid in on shares of capital stock			$39,485,239
Undistributed net investment income			100,599
Accumulated net realized loss			(531,367)
Net unrealized depreciation			(1,719,234)
Net assets at June 30, 2008			$37,335,237

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,000,000 shares, $.001 par value (2,969,314 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$25,659,288	2,040,713	$12.57
Class B	1,500,167	119,310	12.57
Class C	2,686,688	213,675	12.57
Class F	3,084,635	245,325	12.57
Class 529-A	584,763	46,507	12.57
Class 529-B	79,984	6,361	12.57
Class 529-C	278,582	22,156	12.57
Class 529-E	30,312	2,411	12.57
Class 529-F	26,626	2,117	12.57
Class R-1	89,245	7,098	12.57
Class R-2	694,993	55,273	12.57
Class R-3	1,066,850	84,848	12.57
Class R-4	790,873	62,899	12.57
Class R-5	762,231	60,621	12.57
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $13.06 each.

See Notes to Financial Statements

Statement of operations			unaudited
for the six months ended June 30, 2008	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $425)		$1,101,913
Dividends		23,814	$1,125,727

Fees and expenses*:
Investment advisory services		45,375
Distribution services		65,257
Transfer agent services		16,899
Administrative services		8,564
Reports to shareholders		828
Registration statement and prospectus		1,045
Postage, stationery and supplies		1,477
Directors' compensation		109
Auditing and legal		77
Custodian		684
State and local taxes		261
Other		7
Total fees and expenses before waiver		140,583
Less investment advisory services waiver		4,537
Total fees and expenses after waiver			136,046
Net investment income			989,681

Net realized loss and unrealized depreciation on investments and currency:
Net realized loss on:
Investments		(32,062)
Currency transactions		(12,209)	(44,271)
Net unrealized depreciation on:
Investments		(1,446,953)
Currency translations		(5,628)	(1,452,581)
Net realized loss and unrealized depreciation on investments and currency			(1,496,852)
Net decrease in net assets resulting from operations			$(507,171)

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

		Six months	Year ended
		ended June	December
		30, 2008*	31, 2007
Operations:
Net investment income		$989,681	$1,643,458
Net realized (loss) gain on investments and currency transactions		(44,271)	114,344
Net unrealized depreciation on investments and currency translations		(1,452,581)	(731,832)
Net (decrease) increase in net assets resulting from operations		(507,171)	1,025,970

Dividends paid or accrued to shareholders from net investment income and currency gain		(916,985)	(1,685,415)

Net capital share transactions		2,941,150	8,469,888

Total increase in net assets		1,516,994	7,810,443

Net assets:
Beginning of period		35,818,243	28,007,800
End of period (including undistributed net investment income: $100,599 and $27,903, respectively)		$37,335,237	$35,818,243

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1. Organization and significant accounting policies

Organization – The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statement of assets and liabilities.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2. Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the six months ended June 30, 2008, non-U.S. taxes paid on realized gains were $32,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2004.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:
	(dollars in thousands)
Undistributed ordinary income		$38,741
Capital loss carryforwards*:
Expiring 2010	$(125,255)
Expiring 2011	(243,982)
Expiring 2014	(69,196)	(438,433)
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

As of June 30, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:
(dollars in thousands)
Gross unrealized appreciation on investment securities	$569,970
Gross unrealized depreciation on investment securities	(2,347,096)
Net unrealized depreciation on investment securities	(1,777,126)
Cost of investment securities	39,036,691

Ordinary income distributions paid or accrued to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class	Six months ended June 30, 2008	Year ended December 31, 2007
Class A	$647,364	$1,227,002
Class B	33,170	68,347
Class C	56,913	101,185
Class F	76,998	127,436
Class 529-A	14,128	24,467
Class 529-B	1,664	3,260
Class 529-C	5,600	9,501
Class 529-E	693	1,231
Class 529-F	651	1,020
Class R-1	1,779	2,340
Class R-2	14,429	26,648
Class R-3	24,724	39,139
Class R-4	19,466	26,924
Class R-5	19,406	26,915
Total	$916,985	$1,685,415

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.11% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2008, total investment advisory services fees waived by CRMC were $4,537,000. As a result, the fee shown on the accompanying financial statements of $45,375,000, which was equivalent to an annualized rate of 0.246%, was reduced to $40,838,000, or 0.222% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2008, unreimbursed expenses subject to reimbursement totaled $6,613,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended June 30, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$31,797	$15,992	Not applicable	Not applicable	Not applicable
Class B	7,621	907	Not applicable	Not applicable	Not applicable
Class C	13,198	Included in administrative services	$1,787	$284	Not applicable
Class F	3,779		1,612	178	Not applicable
Class 529-A	582		257	48	$279
Class 529-B	392		37	14	39
Class 529-C	1,313		120	34	132
Class 529-E	73		14	3	15
Class 529-F	-		11	2	12
Class R-1	409		41	25	Not applicable
Class R-2	2,558		497	1,213	Not applicable
Class R-3	2,581		732	295	Not applicable
Class R-4	954		529	18	Not applicable
Class R-5	Not applicable		326	10	Not applicable
Total	$65,257	$16,899	$5,963	$2,124	$477

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $109,000, shown on the accompanying financial statements, includes $124,000 in current fees (either paid in cash or deferred) and a net decrease of $15,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2008 (dollars in thousands):

	Investment securities	Forward currency contracts
Level 1 – Quoted prices	$615,256
Level 2 – Other significant observable inputs	36,498,717	$(3,290) *
Level 3 – Significant unobservable inputs	145,592
Total	$37,259,565

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended June 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$529,372
Net purchases	7,433
Net realized loss (†)	(73)
Net unrealized depreciation (†)	(25,081)
Net transfers out of Level 3	(366,059)
Ending value at 6/30/2008	$145,592

Net unrealized depreciation during the period on Level 3 investment securities held at 6/30/2008 (†)	$(4,529)

* Net unrealized depreciation on forward currency contracts is not included in the summary investment portfolio.
† Net realized loss and net unrealized depreciation are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends		Repurchases*		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2008
Class A	$3,636,808	281,967	$570,256	44,627	$(2,464,045)	(191,884)	$1,743,019	134,710
Class B	161,021	12,462	28,254	2,211	(154,125)	(11,998)	35,150	2,675
Class C	509,362	39,476	48,659	3,809	(300,702)	(23,410)	257,319	19,875
Class F	746,083	57,904	63,769	4,990	(571,275)	(44,420)	238,577	18,474
Class 529-A	85,282	6,619	13,665	1,070	(24,060)	(1,869)	74,887	5,820
Class 529-B	7,105	552	1,611	126	(2,810)	(219)	5,906	459
Class 529-C	50,003	3,885	5,412	423	(13,682)	(1,063)	41,733	3,245
Class 529-E	4,351	338	670	52	(1,355)	(105)	3,666	285
Class 529-F	5,684	441	629	49	(1,035)	(81)	5,278	409
Class R-1	31,223	2,421	1,674	131	(11,791)	(916)	21,106	1,636
Class R-2	165,885	12,854	13,902	1,088	(106,600)	(8,294)	73,187	5,648
Class R-3	307,157	23,778	23,876	1,869	(172,614)	(13,427)	158,419	12,220
Class R-4	216,734	16,776	18,845	1,475	(107,393)	(8,349)	128,186	9,902
Class R-5	220,764	17,140	17,214	1,348	(83,261)	(6,483)	154,717	12,005
Total net increase
(decrease)	$6,147,462	476,613	$808,436	63,268	$(4,014,748)	(312,518)	$2,941,150	227,363

Year ended December 31, 2007
Class A	$7,454,214	561,931	$1,094,271	82,834	$(3,855,437)	(291,100)	$4,693,048	353,665
Class B	264,610	19,942	58,649	4,439	(228,934)	(17,270)	94,325	7,111
Class C	1,036,755	78,152	88,010	6,667	(393,914)	(29,739)	730,851	55,080
Class F	1,824,172	137,537	106,373	8,060	(525,612)	(39,715)	1,404,933	105,882
Class 529-A	168,258	12,695	24,423	1,849	(39,488)	(2,987)	153,193	11,557
Class 529-B	12,825	967	3,252	246	(6,116)	(462)	9,961	751
Class 529-C	95,996	7,242	9,482	719	(23,745)	(1,797)	81,733	6,164
Class 529-E	8,587	648	1,228	93	(2,540)	(192)	7,275	549
Class 529-F	9,475	715	1,016	77	(2,310)	(175)	8,181	617
Class R-1	54,425	4,109	2,280	173	(13,406)	(1,012)	43,299	3,270
Class R-2	305,834	23,063	26,477	2,005	(171,711)	(12,960)	160,600	12,108
Class R-3	597,983	45,096	38,966	2,952	(241,796)	(18,240)	395,153	29,808
Class R-4	462,027	34,956	26,857	2,036	(111,187)	(8,393)	377,697	28,599
Class R-5	368,202	27,804	23,822	1,805	(82,385)	(6,223)	309,639	23,386
Total net increase
(decrease)	$12,663,363	954,857	$1,505,106	113,955	$(5,698,581)	(430,265)	$8,469,888	638,547

* Includes exchanges between share classes of the fund.

7. Forward currency contracts

As of June 30, 2008, the fund had open forward currency contracts to purchase or sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at June 30, 2008

	Receive	Deliver	Amount	Unrealized appreciation (depreciation)

Purchases:
Euros expiring 9/15/2008	€7,498	$11,611	$11,767	$156

Sales:
British pounds expiring 7/16 to 9/22/2008	$251,667	£128,820	255,702	(4,035)
Euros expiring 7/9 to 9/16/2008	460,717	€293,790	462,317	(1,600)
Israeli shekels expiring 8/4 to 9/5/2008	95,374	ILS 316,495	94,368	1,006
South Korean won expiring 7/15/2008	41,906	KRW 42,664,110	40,723	1,183

				(3,446)

Forward currency contracts - net				$(3,290)

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, of $9,992,311,000 and $7,000,408,000, respectively, during the six months ended June 30, 2008.

Financial highlights(1)

		(Loss) income from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim-bursements/ waivers		Ratio of expenses to average net assets after reim-bursements/ waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 6/30/2008(5)	$13.06	$.36	$(.52)	$(.16)	$(.33)	$12.57	(1.27)%	$25,659	.65%	(6)	.62%	(6)	5.49%	(6)
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.37	24,898	.63		.61		5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.88	20,670	.65		.62		5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.94	17,738	.65		.62		4.60
Year ended 12/31/2004	13.51	.61	.16	.77	(.63)	13.65	5.85	15,822	.65		.65		4.54
Year ended 12/31/2003	12.70	.68	.84	1.52	(.71)	13.51	12.22	13,991	.67		.67		5.15
Class B:
Six months ended 6/30/2008(5)	13.06	.31	(.52)	(.21)	(.28)	12.57	(1.64)	1,500	1.39	(6)	1.37	(6)	4.75	(6)
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.61	1,524	1.38		1.35		4.48
Year ended 12/31/2006	13.22	.57	.09	.66	(.56)	13.32	5.09	1,458	1.40		1.37		4.33
Year ended 12/31/2005	13.65	.52	(.36)	.16	(.59)	13.22	1.19	1,415	1.38		1.36		3.87
Year ended 12/31/2004	13.51	.51	.16	.67	(.53)	13.65	5.07	1,394	1.39		1.38		3.80
Year ended 12/31/2003	12.70	.58	.84	1.42	(.61)	13.51	11.38	1,274	1.41		1.41		4.37
Class C:
Six months ended 6/30/2008(5)	13.06	.31	(.52)	(.21)	(.28)	12.57	(1.66)	2,687	1.43	(6)	1.40	(6)	4.70	(6)
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	2,532	1.42		1.40		4.43
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.04	1,847	1.45		1.42		4.27
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.12	1,429	1.44		1.42		3.81
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.99	1,123	1.46		1.45		3.71
Year ended 12/31/2003	12.70	.57	.84	1.41	(.60)	13.51	11.29	848	1.49		1.49		4.26
Class F:
Six months ended 6/30/2008(5)	13.06	.36	(.52)	(.16)	(.33)	12.57	(1.27)	3,085	.63	(6)	.61	(6)	5.49	(6)
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.38	2,963	.62		.60		5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.90	1,611	.63		.60		5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.92	803	.65		.63		4.60
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	487	.70		.69		4.46
Year ended 12/31/2003	12.70	.67	.84	1.51	(.70)	13.51	12.15	292	.72		.72		5.02
Class 529-A:
Six months ended 6/30/2008(5)	13.06	.35	(.52)	(.17)	(.32)	12.57	(1.29)	585	.69	(6)	.66	(6)	5.45	(6)
Year ended 12/31/2007	13.32	.68	(.25)	.43	(.69)	13.06	3.31	532	.69		.67		5.17
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.85	388	.68		.66		5.05
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.88	273	.69		.67		4.57
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	187	.70		.70		4.48
Year ended 12/31/2003	12.70	.67	.84	1.51	(.70)	13.51	12.21	110	.68		.68		5.05
Class 529-B:
Six months ended 6/30/2008(5)	13.06	.30	(.52)	(.22)	(.27)	12.57	(1.69)	80	1.50	(6)	1.48	(6)	4.64	(6)
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.49	77	1.50		1.47		4.36
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.97	69	1.53		1.50		4.20
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.02	58	1.54		1.52		3.71
Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.86	49	1.59		1.58		3.60
Year ended 12/31/2003	12.70	.55	.84	1.39	(.58)	13.51	11.18	35	1.61		1.61		4.13
Class 529-C:
Six months ended 6/30/2008(5)	13.06	.30	(.52)	(.22)	(.27)	12.57	(1.69)	278	1.49	(6)	1.46	(6)	4.65	(6)
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.50	247	1.49		1.46		4.37
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.99	170	1.51		1.49		4.22
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.03	121	1.53		1.51		3.74
Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.88	86	1.57		1.57		3.61
Year ended 12/31/2003	12.70	.55	.84	1.39	(.58)	13.51	11.19	56	1.59		1.59		4.15
Class 529-E:
Six months ended 6/30/2008(5)	13.06	.33	(.52)	(.19)	(.30)	12.57	(1.44)	30	.98	(6)	.96	(6)	5.16	(6)
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	28	.98		.96		4.88
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.53	21	.99		.97		4.74
Year ended 12/31/2005	13.65	.57	(.36)	.21	(.64)	13.22	1.56	15	1.01		.99		4.25
Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.43	11	1.05		1.05		4.13
Year ended 12/31/2003	12.70	.62	.84	1.46	(.65)	13.51	11.77	7	1.06		1.06		4.68
Class 529-F:
Six months ended 6/30/2008(5)	$13.06	$.37	$(.52)	$(.15)	$(.34)	$12.57	(1.19)%	$27	.48%	(6)	.45%	(6)	5.66%	(6)
Year ended 12/31/2007	13.32	.71	(.25)	.46	(.72)	13.06	3.53	22	.48		.46		5.38
Year ended 12/31/2006	13.22	.69	.09	.78	(.68)	13.32	6.05	14	.49		.46		5.25
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.98	7	.58		.56		4.69
Year ended 12/31/2004	13.51	.59	.16	.75	(.61)	13.65	5.69	4	.80		.80		4.36
Year ended 12/31/2003	12.70	.64	.84	1.48	(.67)	13.51	11.96	2	.82		.82		4.72
Class R-1:
Six months ended 6/30/2008(5)	13.06	.31	(.52)	(.21)	(.28)	12.57	(1.65)	89	1.42	(6)	1.40	(6)	4.72	(6)
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.54	71	1.44		1.42		4.44
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.05	29	1.49		1.42		4.28
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.11	18	1.51		1.43		3.82
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.98	11	1.55		1.47		3.70
Year ended 12/31/2003	12.70	.57	.84	1.41	(.60)	13.51	11.29	5	1.65		1.49		4.13
Class R-2:
Six months ended 6/30/2008(5)	13.06	.30	(.52)	(.22)	(.27)	12.57	(1.70)	695	1.52	(6)	1.49	(6)	4.62	(6)
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	648	1.51		1.40		4.44
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.06	500	1.67		1.41		4.30
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.14	352	1.74		1.41		3.84
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	5.02	238	1.85		1.43		3.73
Year ended 12/31/2003	12.70	.57	.84	1.41	(.60)	13.51	11.33	111	1.94		1.46		4.20
Class R-3:
Six months ended 6/30/2008(5)	13.06	.34	(.52)	(.18)	(.31)	12.57	(1.43)	1,067	.96	(6)	.94	(6)	5.17	(6)
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	949	.98		.95		4.89
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.49	570	1.02		.99		4.71
Year ended 12/31/2005	13.65	.56	(.36)	.20	(.63)	13.22	1.53	361	1.05		1.02		4.23
Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.42	213	1.06		1.05		4.12
Year ended 12/31/2003	12.70	.62	.84	1.46	(.65)	13.51	11.76	95	1.12		1.07		4.59
Class R-4:
Six months ended 6/30/2008(5)	13.06	.35	(.52)	(.17)	(.32)	12.57	(1.28)	791	.66	(6)	.63	(6)	5.48	(6)
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.35	692	.66		.64		5.22
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.86	325	.67		.65		5.06
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.91	182	.67		.65		4.61
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.81	77	.68		.68		4.48
Year ended 12/31/2003	12.70	.67	.84	1.51	(.70)	13.51	12.15	18	.72		.72		5.05
Class R-5:
Six months ended 6/30/2008(5)	13.06	.37	(.52)	(.15)	(.34)	12.57	(1.13)	762	.36	(6)	.33	(6)	5.78	(6)
Year ended 12/31/2007	13.32	.73	(.25)	.48	(.74)	13.06	3.65	635	.36		.34		5.50
Year ended 12/31/2006	13.22	.70	.09	.79	(.69)	13.32	6.17	336	.37		.35		5.36
Year ended 12/31/2005	13.65	.66	(.36)	.30	(.73)	13.22	2.21	204	.37		.35		4.91
Year ended 12/31/2004	13.51	.65	.16	.81	(.67)	13.65	6.14	127	.37		.37		4.81
Year ended 12/31/2003	12.70	.71	.84	1.55	(.74)	13.51	12.52	106	.40		.40		5.39

		Year ended December 31
	Six months ended June 30, 2008(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	29%	58%	53%	50%	45%	60%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008, through June 30, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2008	Ending account value 6/30/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$987.26	$3.06	.62%
Class A -- assumed 5% return	1,000.00	1,021.78	3.12	.62
Class B -- actual return	1,000.00	983.63	6.76	1.37
Class B -- assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class C -- actual return	1,000.00	983.42	6.90	1.40
Class C -- assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class F -- actual return	1,000.00	987.31	3.01	.61
Class F -- assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 529-A -- actual return	1,000.00	987.06	3.26	.66
Class 529-A -- assumed 5% return	1,000.00	1,021.58	3.32	.66
Class 529-B -- actual return	1,000.00	983.09	7.30	1.48
Class 529-B -- assumed 5% return	1,000.00	1,017.50	7.42	1.48
Class 529-C -- actual return	1,000.00	983.14	7.20	1.46
Class 529-C -- assumed 5% return	1,000.00	1,017.60	7.32	1.46
Class 529-E -- actual return	1,000.00	985.63	4.74	.96
Class 529-E -- assumed 5% return	1,000.00	1,020.09	4.82	.96
Class 529-F -- actual return	1,000.00	988.08	2.22	.45
Class 529-F -- assumed 5% return	1,000.00	1,022.63	2.26	.45
Class R-1 -- actual return	1,000.00	983.48	6.90	1.40
Class R-1 -- assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class R-2 -- actual return	1,000.00	983.01	7.35	1.49
Class R-2 -- assumed 5% return	1,000.00	1,017.45	7.47	1.49
Class R-3 -- actual return	1,000.00	985.71	4.64	.94
Class R-3 -- assumed 5% return	1,000.00	1,020.19	4.72	.94
Class R-4 -- actual return	1,000.00	987.20	3.11	.63
Class R-4 -- assumed 5% return	1,000.00	1,021.73	3.17	.63
Class R-5 -- actual return	1,000.00	988.66	1.63	.33
Class R-5 -- assumed 5% return	1,000.00	1,023.22	1.66	.33

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete June 30, 2008, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•	A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Capital Income Builder®
The Income Fund of America®

•	Balanced fund
American Balanced Fund®

•	Bond funds
American High-Income TrustSM
>	The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•	American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

Lit. No. MFGESR-908-0808P

Litho in USA BG/CVB/6370-S16781

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[Logo – American Funds®]

Bond Fund of AmericaSM
Investment portfolio

June 30, 2008
		unaudited

	Principal amount	Market value
Bonds & notes — 89.88%	(000)	(000)

CORPORATE BONDS & NOTES — 44.28%
FINANCIALS — 17.70%
International Lease Finance Corp. 4.35% 2008	$20,500	$20,468
American General Finance Corp., Series J, 2.999% 2011[1]	30,000	27,660
International Lease Finance Corp. 5.00% 2012	13,500	11,723
International Lease Finance Corp., Series R, 5.40% 2012	10,000	8,983
International Lease Finance Corp., Series R, 5.625% 2013	20,000	17,505
American General Finance Corp., Series I, 5.85% 2013	27,500	24,278
International Lease Finance Corp., Series R, 6.375% 2013	2,000	1,827
International Lease Finance Corp., Series R, 6.625% 2013	25,500	22,936
International Lease Finance Corp., Series R, 5.65% 2014	11,500	10,002
American General Finance Corp., Series I, 5.40% 2015	20,000	16,998
American General Finance Corp., Series J, 6.50% 2017	1,750	1,540
American General Finance Corp., Series J, 6.90% 2017	61,625	53,799
American International Group, Inc., Series G, 5.85% 2018	14,580	13,684
American International Group, Inc. 5.00% 2023	£400	605
American International Group, Inc. 8.175% 2058[1,2]	$ 34,905	32,937
ILFC E-Capital Trust I 5.90% 2065[1,2]	13,699	11,095
American International Group, Inc., Series A-1, 6.25% 2087[1]	18,735	14,707
JPMorgan Chase & Co. 4.891% 2015[1]	55,000	53,983
JPMorgan Chase Bank NA 6.00% 2017	36,750	35,763
Bear Stearns Companies Inc. 7.25% 2018	29,000	30,316
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	33,390	30,059
JPMorgan Chase & Co., Series I, 7.90% (undated)[1]	94,850	89,200
JPMorgan Chase Capital XX, Series T, 6.55% 2066	4,875	4,228
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[1]	5,075	4,363
General Motors Acceptance Corp. 3.951% 2008[1]	500	492
General Motors Acceptance Corp. 5.85% 2009	7,790	7,398
Residential Capital Corp. 8.375% 2010[1]	154,680	65,739
Residential Capital Corp. 8.50% 2010[2]	10,326	8,596
General Motors Acceptance Corp. 6.875% 2011	2,500	1,798
General Motors Acceptance Corp. 7.25% 2011	48,540	35,697
General Motors Acceptance Corp. 6.625% 2012	3,000	2,060
General Motors Acceptance Corp. 6.875% 2012	13,040	8,937
General Motors Acceptance Corp. 7.00% 2012	55,415	38,547
General Motors Acceptance Corp. 4.882% 2014[1]	65,000	42,002
General Motors Acceptance Corp. 6.75% 2014	45,820	30,297
Citigroup Inc. 4.125% 2010	26,000	25,769
Citigroup Inc. 5.125% 2011	10,000	9,968
Citigroup Inc. 5.50% 2013	14,500	14,166
Citigroup Inc. 6.50% 2030	£35	66
Citigroup Inc., Series E, 8.40% (undated)[1]	$ 78,800	75,007
Citigroup Capital XXI 8.30% 2077[1]	103,350	97,854
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	47,950	47,082
Westfield Group 5.40% 2012[2]	50,000	49,048
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	41,600	38,585
Westfield Group 5.70% 2016[2]	21,195	19,824
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	£3,780	6,126
Westfield Group 7.125% 2018[2]	$51,000	52,372
Countrywide Home Loans, Inc. 5.875% 2008	£6,150	11,886
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$33,854	32,343
Countrywide Home Loans, Inc., Series K, 5.625% 2009	10,406	10,150
Countrywide Home Loans, Inc., Series H, 6.25% 2009	2,075	2,044
Countrywide Financial Corp., Series A, 4.50% 2010	15,730	14,646
Countrywide Financial Corp. 6.25% 2010	A$7,700	6,518
Countrywide Home Loans, Inc., Series L, 4.00% 2011	$ 12,500	11,387
Countrywide Financial Corp., Series B, 3.21% 2012[1]	30,000	27,188
Countrywide Financial Corp., Series B, 5.80% 2012	88,255	83,544
Countrywide Financial Corp. 6.25% 2016	1,875	1,672
Washington Mutual Bank, FA, Series 11, 6.875% 2011	11,875	10,219
Washington Mutual, Inc. 5.00% 2012	14,000	12,120
Washington Mutual Bank 3.115% 2013[1]	47,000	37,961
Washington Mutual Bank, FA 5.50% 2013	19,959	15,982
Washington Mutual, Inc. 5.95% 2013	3,500	2,908
Washington Mutual Bank, FA 5.65% 2014	18,810	14,690
Washington Mutual Bank, FA, Series 16, 5.125% 2015	29,530	22,768
Washington Mutual, Inc. 6.75% 2036	5,750	4,208
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,2]	70,800	38,284
Washington Mutual Preferred Funding Trust III 6.895% (undated)[1,2]	61,600	31,440
Bank of America Corp. 7.125% 2011	1,750	1,822
MBNA Corp., Series F, 7.50% 2012	1,800	1,941
Bank of America Corp. 4.90% 2013	25,750	24,876
Bank of America Corp. 5.30% 2017	9,790	9,002
MBNA Capital A, Series A, 8.278% 2026	7,500	7,492
MBNA Global Capital Funding, Series B, 3.673% 2027[1]	33,000	26,408
Bank of America Corp. 6.50% 2037	37,500	34,205
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[1]	68,360	64,703
Metropolitan Life Global Funding I, 5.125% 2013[2]	18,310	18,048
MetLife, Inc. 5.50% 2014	5,224	5,242
MetLife, Inc. 5.00% 2015	2,000	1,946
MetLife Capital Trust IV 7.875% 2067[1,2]	14,500	14,250
MetLife Capital Trust X 9.25% 2068[1,2]	121,250	130,910
Liberty Mutual Group Inc. 6.50% 2035[2]	37,810	29,855
Liberty Mutual Group Inc. 7.50% 2036[2]	37,485	32,869
Liberty Mutual Group Inc., Series A, 7.80% 2087[2]	40,798	32,651
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	78,175	75,014
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€3,030	4,669
UniCredito Italiano SpA 5.584% 2017[1,2]	$ 60,690	58,608
UniCredito Italiano SpA 6.00% 2017[2,3]	78,900	73,479
HVB Funding Trust I 8.741% 2031[2]	3,250	3,056
HVB Funding Trust III 9.00% 2031[2]	8,506	8,210
Merrill Lynch & Co., Inc., Series C, 5.45% 2013	12,000	11,330
Merrill Lynch & Co., Inc. 6.875% 2018	137,160	130,766
CIT Group Inc. 5.50% 2008	£165	316
CIT Group Inc. 2.787% 2009[1]	$ 1,732	1,602
CIT Group Inc. 6.875% 2009	15,000	13,964
CIT Group Inc. 4.25% 2010	28,953	24,508
CIT Group Inc. 4.75% 2010	390	318
CIT Group Inc. 3.187% 2011[1]	32,500	26,532
CIT Group Inc. 2.935% 2012[1]	6,080	4,847
CIT Group Inc. 7.625% 2012	18,275	15,203
CIT Group Inc. 7.75% 2012	2,455	2,110
CIT Group Inc. 5.40% 2013	21,140	16,088
CIT Group Inc. 5.125% 2014	2,650	1,900
CIT Group Inc. 5.85% 2016[3]	250	186
CIT Group Inc. 5.65% 2017[3]	13,800	10,281
CIT Group Inc. 5.80% 2036	5,205	4,013
CIT Group Inc. 6.10% 2067[1]	36,265	16,695
Ford Motor Credit Co. 5.625% 2008	635	624
Ford Motor Credit Co. 4.503% 2009[1,2]	1,000	966
Ford Motor Credit Co. 7.375% 2009	725	661
Ford Motor Credit Co. 7.875% 2010	12,000	10,362
Ford Motor Credit Co. 9.75% 2010[1]	5,000	4,361
Ford Motor Credit Co. 7.25% 2011	24,000	18,612
Ford Motor Credit Co. 7.375% 2011	2,450	1,989
Ford Motor Credit Co. 8.026% 2011[1]	60,275	49,080
Ford Motor Credit Co. 5.46% 2012[1,3]	11,500	8,395
Ford Motor Credit Co. 7.80% 2012	400	310
Ford Motor Credit Co. 8.00% 2016	49,850	36,279
Household Finance Corp. 6.75% 2011	23,750	24,698
HSBC Finance Corp. 3.126% 2012[1]	20,000	18,946
HSBC Finance Corp. 3.168% 2012[1]	15,000	14,098
HSBC Finance Corp. 5.00% 2015	27,195	25,743
HSBC Holdings PLC 6.50% 2037	40,990	37,481
Midland Bank 3.438% Eurodollar note (undated)[1]	15,000	9,973
Santander Issuances, SA Unipersonal 3.163% 2016[1,2]	21,500	20,056
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	76,100	73,581
Santander Perpetual, SA Unipersonal 6.671% (undated)[1,2]	20,100	19,451
Abbey National PLC 7.50% (undated)[1]	£3,270	6,391
Sovereign Bancorp, Inc. 2.962% 2009[1]	$20,700	19,908
Independence Community Bank Corp. 4.90% 2010	12,000	10,961
Sovereign Bancorp, Inc. 8.75% 2018	78,850	79,639
Simon Property Group, LP 5.60% 2011	8,810	8,719
Simon Property Group, LP 5.00% 2012	16,000	15,603
Simon Property Group, LP 5.75% 2012	4,000	4,003
Simon Property Group, LP 5.75% 2015	8,250	8,019
Simon Property Group, LP 5.25% 2016	1,000	920
Simon Property Group, LP 6.10% 2016	4,750	4,655
Simon Property Group, LP 5.875% 2017	19,250	18,516
Simon Property Group, LP 6.125% 2018	49,750	48,485
TuranAlem Finance BV 7.75% 2013[2]	11,000	9,323
TuranAlem Finance BV 8.00% 2014	12,460	10,529
TuranAlem Finance BV 8.00% 2014[2]	5,000	4,225
TuranAlem Finance BV 8.50% 2015[2]	23,335	20,185
TuranAlem Finance BV 8.50% 2015	11,310	9,783
TuranAlem Finance BV 8.25% 2037[2]	59,045	49,524
TuranAlem Finance BV, Series 8, 8.25% 2037	6,000	5,033
Lehman Brothers Holdings Inc. 5.00% 2010	£235	442
Lehman Brothers Holdings Inc., Series I, 2.94% 2012[1]	$ 3,300	2,904
Lehman Brothers Holdings Inc., Series I, 6.20% 2014	15,090	14,421
Lehman Brothers Holdings Inc. 6.50% 2017	11,000	10,193
Lehman Brothers Holdings Inc., Series I, 6.875% 2018	41,810	40,547
Lehman Brothers Holdings Inc., Series I, 7.00% 2027	18,046	16,728
Lehman Brothers Holdings Inc. 7.50% 2038	13,170	12,251
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[1]	13,331	8,705
Lehman Brothers Holdings E-Capital Trust I 3.499% 2065[1]	3,084	2,292
Prudential Financial, Inc., Series D, 5.10% 2011	4,375	4,353
Prudential Financial, Inc., Series D, 5.15% 2013	1,300	1,268
Prudential Financial, Inc., Series B, 4.75% 2014	4,000	3,832
Prudential Financial, Inc., Series D, 6.00% 2017	10,000	9,907
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	57,035	66,481
Prudential Financial, Inc. 8.875% 2068[1]	20,000	19,872
Lincoln National Corp. 5.65% 2012	20,745	20,590
Lincoln National Corp. 7.00% 2066[1]	90,738	82,771
Resona Bank, Ltd. 3.75% 2015[1]	€9,740	14,314
Resona Bank, Ltd. 5.85% (undated)[1,2]	$102,333	88,157
Royal Bank of Scotland PLC 9.625% 2015	£200	455
Royal Bank of Scotland PLC 5.00% (undated)[1]	200	368
Royal Bank of Scotland Group PLC 6.99% (undated)[1,2]	$108,970	98,439
Hartford Financial Services Group, Inc. 5.25% 2011	5,625	5,564
Hartford Financial Services Group, Inc. 4.625% 2013	2,000	1,914
Hartford Financial Services Group, Inc. 6.30% 2018	43,000	43,031
Glen Meadow Pass-Through Trust 6.505% 2067[1,2]	21,201	18,006
Hartford Financial Services Group, Inc. 8.125% 2068[1]	31,250	30,465
Kimco Realty Corp., Series C, 3.95% 2008	5,000	4,998
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,154
Kimco Realty Corp. 6.00% 2012	17,500	17,054
Kimco Realty Corp., Series C, 4.82% 2014	12,000	10,933
Kimco Realty Corp., Series C, 4.904% 2015	3,000	2,698
Kimco Realty Corp., Series C, 5.783% 2016	19,500	18,014
Kimco Realty Corp. 5.70% 2017	33,450	30,725
Hospitality Properties Trust 6.85% 2012	6,000	5,764
Hospitality Properties Trust 6.75% 2013	17,845	16,968
Hospitality Properties Trust 5.125% 2015	12,970	10,511
Hospitality Properties Trust 6.30% 2016	24,175	21,432
Hospitality Properties Trust 5.625% 2017	6,800	5,528
Hospitality Properties Trust 6.70% 2018	33,515	28,835
Capital One Financial Corp. 2.976% 2009[1]	30,000	27,996
Capital One Financial Corp. 5.70% 2011	12,000	11,422
Capital One Financial Corp. 6.15% 2016	10,000	8,829
Capital One Capital III 7.686% 2036[1]	46,825	37,559
SLM Corp., Series A, 3.95% 2008	17,500	17,383
SLM Corp., Series A, 4.50% 2010	38,000	35,179
SLM Corp., Series A, 5.40% 2011	13,700	12,520
SLM Corp., Series A, 5.125% 2012	10,000	8,709
SLM Corp., Series A, 5.375% 2013	3,000	2,645
SLM Corp., Series A, 3.22% 2014[1]	6,900	5,810
ZFS Finance (USA) Trust II 6.45% 2065[1,2]	29,500	26,206
ZFS Finance (USA) Trust V 6.50% 2067[1,2]	60,175	52,606
Fifth Third Bancorp 8.25% 2038	30,250	24,564
Fifth Third Capital Trust IV 6.50% 2067[1]	86,920	50,472
ProLogis 5.25% 2010	10,884	10,872
PLD International Finance LLC 4.375% 2011	€4,150	5,925
ProLogis 5.625% 2015	$13,035	12,264
ProLogis 6.625% 2018	43,935	43,356
American Express Centurion Bank 5.55% 2012	9,000	8,912
American Express Bank 5.50% 2013	12,800	12,529
American Express Co. 6.15% 2017	24,865	24,329
American Express Co. 8.15% 2038	7,100	7,915
American Express Co. 6.80% 2066[1]	17,585	16,283
Catlin Insurance Ltd. 7.249% (undated)[1,2]	88,800	64,911
HBOS PLC 6.75% 2018[2]	54,090	51,821
HBOS PLC 6.657% (undated)[1,2]	18,500	12,996
Wachovia Corp. 5.30% 2011	5,000	4,893
Wachovia Corp. 5.50% 2013	28,750	27,545
Wachovia Bank NA 6.60% 2038	37,000	32,337
ORIX Corp. 5.48% 2011	68,155	63,074
Allstate Financial Global Funding LLC 4.25% 2008[2]	7,500	7,511
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	17,500	17,450
Allstate Corp., Series B, 6.125% 2067[1]	31,815	28,914
Allstate Corp., Series A, 6.50% 2067[1]	7,710	6,757
Standard Chartered Bank 6.40% 2017[2]	46,240	45,281
Standard Chartered Bank 3.463% (undated)[1]	5,000	3,225
Standard Chartered Bank 3.875% Eurodollar note (undated)[1]	15,000	9,450
Standard Chartered Bank 5.375% (undated)[1]	£150	236
Chubb Corp. 5.75% 2018	$18,800	18,255
Chubb Corp. 6.50% 2038	19,850	19,029
Chubb Corp. 6.375% 2067[1]	22,595	20,702
CNA Financial Corp. 5.85% 2014	11,500	11,049
CNA Financial Corp. 6.50% 2016	24,625	23,772
CNA Financial Corp. 7.25% 2023	24,145	22,450
Nationwide Financial Services, Inc. 6.75% 2067[1]	69,985	55,583
PNC Funding Corp. 3.099% 2014[1]	30,000	27,145
PNC Bank NA 6.875% 2018	7,700	7,652
PNC Funding Corp., Series II, 6.113% (undated)[1,2]	23,300	18,045
ACE INA Holdings Inc. 5.875% 2014	18,775	18,844
ACE INA Holdings Inc. 5.70% 2017	4,000	3,846
ACE INA Holdings Inc. 5.80% 2018	7,000	6,739
ACE Capital Trust II 9.70% 2030	12,423	13,549
ACE INA Holdings Inc. 6.70% 2036	5,980	5,807
ERP Operating LP 4.75% 2009	2,225	2,207
ERP Operating LP 6.625% 2012	5,000	5,082
ERP Operating LP 6.584% 2015	13,040	12,837
ERP Operating LP 5.375% 2016	6,000	5,458
ERP Operating LP 5.75% 2017	7,865	7,272
ERP Operating LP 7.125% 2017	12,375	12,396
HSBK (Europe) BV 7.75% 2013	10,855	10,326
HSBK (Europe) BV 7.75% 2013[2]	305	290
HSBK (Europe) BV 7.25% 2017[2]	39,245	33,965
Monumental Global Funding 5.50% 2013[2]	18,760	18,789
Monumental Global Funding III 5.25% 2014[2]	23,000	22,191
AEGON NV 6.125% 2031	£1,730	3,288
Sumitomo Mitsui Banking Corp. 8.00% 2012	$ 3,500	3,797
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	11,510	10,344
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative preferred (undated)[2]	29,000	29,734
Capmark Financial Group Inc. 3.366% 2010[1]	18,395	14,187
Capmark Financial Group Inc. 5.875% 2012	30,050	21,214
Capmark Financial Group Inc. 6.30% 2017	12,787	8,278
Wells Fargo Bank, National Assn. 4.75% 2015	37,500	35,819
Wells Fargo Bank, National Assn. 5.75% 2016	7,590	7,542
Charles Schwab Corp., Series A, 6.375% 2017	16,650	16,614
Schwab Capital Trust I 7.50% 2037[1]	28,820	26,163
Developers Diversified Realty Corp. 3.875% 2009	19,500	19,271
Developers Diversified Realty Corp. 5.375% 2012	5,047	4,739
Developers Diversified Realty Corp. 5.50% 2015	19,500	17,429
North Front Pass Through Trust 5.81% 2024[1,2]	19,085	17,736
Nationwide Mutual Insurance Co. 8.25% 2031[2]	15,675	15,746
Nationwide Mutual Insurance Co. 7.875% 2033[2]	5,480	5,289
Nationwide Mutual Insurance Co. 6.60% 2034[2]	2,000	1,658
New York Life Global Funding 5.25% 2012[2]	30,300	30,492
New York Life Global Funding 4.65% 2013[2]	9,170	9,106
Banco Bilbao Vizcaya Argentaria, SA, 5.919% (undated)[1]	48,005	39,272
Kazkommerts International BV 7.00% 2009[2]	5,500	5,335
Kazkommerts International BV 8.50% 2013	5,000	4,500
Kazkommerts International BV 7.875% 2014[2]	9,200	7,912
Kazkommerts International BV 8.00% 2015[2]	15,500	12,865
Kazkommerts International BV 8.00% 2015	600	498
Kazkommerts International BV, Series 4, 7.50% 2016	10,000	7,846
SunTrust Banks, Inc. 6.00% 2017	5,750	5,494
SunTrust Banks, Inc. 7.25% 2018	32,970	32,958
Brandywine Operating Partnership, LP 5.625% 2010	6,105	5,923
Brandywine Operating Partnership, LP 5.75% 2012	27,110	25,518
Brandywine Operating Partnership, LP 5.40% 2014	3,000	2,665
Brandywine Operating Partnership, LP 5.70% 2017	5,000	4,256
Société Générale 5.75% 2016[2]	35,710	34,933
National City Preferred Capital Trust I 12.00% (undated)[1,3]	39,500	34,235
Development Bank of Singapore Ltd. 7.875% 2009[2]	20,000	20,718
DBS Bank Ltd. 3.323% 2021[1,2]	12,500	11,038
iStar Financial, Inc. 5.375% 2010	7,000	6,303
iStar Financial, Inc. 6.00% 2010	3,805	3,246
iStar Financial, Inc., Series B, 5.125% 2011	4,320	3,696
iStar Financial, Inc. 6.50% 2013	10,120	8,713
iStar Financial, Inc. 8.625% 2013	6,300	5,739
iStar Financial, Inc. 6.05% 2015	4,152	3,326
Goldman Sachs Group, Inc. 6.15% 2018	31,060	30,187
Rouse Co. 3.625% 2009	5,200	5,029
Rouse Co. 7.20% 2012	17,475	16,116
Rouse Co. 5.375% 2013	4,475	3,596
Rouse Co. 6.75% 2013[2]	3,750	3,398
AXA SA 6.463% (undated)[1,2]	35,000	28,048
Lazard Group LLC 7.125% 2015	26,060	24,398
Lazard Group LLC 6.85% 2017	2,870	2,535
ReliaStar Financial Corp. 6.50% 2008	6,016	6,078
ING Bank NV 5.50% 2012	€3,750	5,833
ING Groep NV 5.775% (undated)[1]	$15,500	12,883
Plum Creek Timberlands, LP 5.875% 2015	27,100	24,741
Northern Rock PLC 5.60% (undated)[1,2]	13,815	8,013
Northern Rock PLC 6.594% (undated)[1,2]	27,465	15,930
XL Capital Finance (Europe) PLC 6.50% 2012	6,455	6,321
Mangrove Bay Pass Through Trust 6.102% 2033[1,2,3]	37,568	16,530
Twin Reefs Asset Trust (XLFA), Series B, 3.449% 2079[1,2]	5,500	202
Principal Life Insurance Co. 5.30% 2013	23,000	23,024
American Honda Finance Corp. 5.125% 2010[2]	21,850	22,524
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	10,000	9,761
Genworth Financial, Inc. 6.15% 2066[1]	15,135	11,915
United Overseas Bank Ltd. 5.375% 2019[1,2]	22,250	20,938
Morgan Stanley, Series F, 5.95% 2017	15,000	13,641
Morgan Stanley 10.09% 2017	BRL3,000	1,444
Morgan Stanley, Series F, 6.625% 2018	$ 6,000	5,695
E*TRADE Financial Corp. 8.00% 2011	11,450	10,591
E*TRADE Financial Corp. 7.375% 2013	1,150	995
E*TRADE Financial Corp. 7.875% 2015	9,720	8,408
UnionBanCal Corp. 5.25% 2013	2,000	1,887
Union Bank of California, NA 5.95% 2016	17,415	16,545
Assurant, Inc. 5.625% 2014	19,420	18,429
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	18,000	17,967
Silicon Valley Bank 5.70% 2012	18,000	16,762
Principal Life Global Funding I 4.40% 2010[2]	16,600	16,543
Realogy Corp., Term Loan, Letter of Credit, 5.313% 2013[1,4,5]	244	208
Realogy Corp., Term Loan B, 5.475% 2013[1,4,5]	870	744
Realogy Corp. 10.50% 2014	9,985	6,990
Realogy Corp. 11.00% 2014[6]	10,475	6,233
Realogy Corp. 12.375% 2015	2,700	1,337
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	15,018
Canadian Imperial Bank of Commerce 3.188% Eurodollar note 2085[1,3]	25,000	15,000
Berkshire Hathaway Finance Corp. 4.75% 2012	10,000	10,146
Berkshire Hathaway Finance Corp. 5.40% 2018[2]	4,750	4,756
Korea Development Bank 5.30% 2013	13,350	13,264
Skandinaviska Enskilda Banken AB 5.00% (undated)[1]	£265	492
Skandinaviska Enskilda Banken AB 7.50% (undated)[1]	$12,500	12,528
AB Spintab 6.00% 2009	SKr73,000	12,210
Banco Santander-Chile 5.375% 2014[2]	$11,200	10,958
Credit Agricole SA 6.637% (undated)[1,2]	12,220	10,335
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[2]	10,000	10,113
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[2]	10,000	9,921
Jackson National Life Global 5.375% 2013[2]	10,000	9,911
Shinsei Bank, Ltd. 3.75% 2016[1]	€6,865	9,477
Shinsei Bank, Ltd. 5.625% (undated)[1]	£195	283
Post Apartment Homes, LP 7.70% 2010	$ 1,400	1,426
Post Apartment Homes, LP 5.125% 2011	7,720	7,294
Banco Mercantil del Norte, SA 6.135% 2016[2]	8,600	8,416
Downey Financial Corp. 6.50% 2014	10,720	8,090
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	7,875
Zions Bancorporation 5.50% 2015	9,625	7,677
Chohung Bank 4.50% 2014[1,2]	8,000	7,637
Loews Corp. 6.00% 2035	8,000	7,132
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[1]	10,625	7,020
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	6,500	6,509
Bank of Nova Scotia 3.188% 2085[1,3]	10,000	6,200
Host Marriott, LP, Series M, 7.00% 2012	4,380	4,161
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,500	1,388
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	5,507
Lloyds Bank, Series 2, 2.813% (undated)[1]	8,000	5,240
Industrial Bank of Korea 4.00% 2014[1,2]	5,000	4,946
Allied Irish Banks, PLC 5.625% 2030[1]	£250	390
Allied Irish Banks Ltd. 3.438% (undated)[1]	$ 7,000	4,523
Northern Trust Co. 5.85% 2017[2]	3,750	3,810
Ambac Financial Group, Inc. 6.15% 2087[1]	22,000	3,534
Bergen Bank 3.188% (undated)[1]	5,000	3,525
Bank of New York Mellon Corp., Series G, 4.95% 2012	3,500	3,493
KeyBank NA 5.50% 2012	3,750	3,485
Federal Realty Investment Trust 4.50% 2011	3,500	3,366
National Bank of Canada 3.188% 2087[1,3]	5,000	3,150
Christiana Bank Og Kreditkasse 3.188% (undated)[1]	4,000	2,633
UnumProvident Corp. 5.859% 2009	1,000	1,010
UnumProvident Finance Co. PLC 6.85% 2015[2]	1,425	1,416
Agile Property Holdings Ltd. 9.00% 2013	2,805	2,415
AmeriCredit Corp. 8.50% 2015	3,000	2,415
BNP Paribas 5.75% 2022	£415	754
Barclays Bank PLC 6.375% (undated)[1]	240	427
Norinchukin Finance (Cayman) Ltd. 5.625% 2016[1]	£205	$ 372
STB Finance Cayman Ltd., Series 108, 5.834% (undated)[1]	150	268
Commerzbank AG 6.625% 2019	70	127
		6,610,796

CONSUMER DISCRETIONARY — 5.36%
Tele-Communications, Inc. 9.80% 2012	$17,500	19,741
Comcast Cable Communications, Inc. 7.125% 2013	14,625	15,434
Tele-Communications, Inc. 7.875% 2013	7,500	8,058
Comcast Corp. 5.85% 2015	29,025	28,457
Comcast Corp. 6.50% 2015	5,000	5,084
Comcast Corp. 6.30% 2017	36,090	35,828
Comcast Corp. 5.70% 2018	25,495	24,232
Comcast Corp. 5.65% 2035	4,745	4,045
Comcast Corp. 6.45% 2037	18,750	17,505
Comcast Corp. 6.95% 2037	15,520	15,312
Comcast Corp. 6.40% 2038	39,400	36,460
Time Warner Inc. 2.915% 2009[1]	23,500	22,844
Time Warner Inc. 5.50% 2011	1,000	986
AOL Time Warner Inc. 6.75% 2011	3,000	3,069
AOL Time Warner Inc. 6.875% 2012	17,500	17,918
Time Warner Inc. 5.875% 2016	37,140	35,078
Time Warner Companies, Inc. 7.25% 2017	1,600	1,632
Time Warner Companies, Inc. 7.57% 2024	12,340	12,579
AOL Time Warner Inc. 7.625% 2031	31,935	32,510
Time Warner Inc. 6.50% 2036	83,985	74,989
Federated Retail Holdings, Inc. 5.35% 2012	10,365	9,639
Macy’s Retail Holdings, Inc. 7.875% 2015	53,250	53,711
Federated Retail Holdings, Inc. 5.90% 2016	81,165	70,619
Federated Retail Holdings, Inc. 6.375% 2037	27,850	21,510
Target Corp. 6.00% 2018	25,000	25,134
Target Corp. 6.50% 2037	37,000	35,707
Target Corp. 7.00% 2038	47,500	48,855
Time Warner Cable Inc. 5.40% 2012	8,000	7,926
Time Warner Cable Inc. 6.20% 2013	4,500	4,581
Time Warner Cable Inc. 6.75% 2018	70,500	71,095
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	10,000	9,725
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	10,150	9,642
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,325	12,326
Charter Communications Operating, LLC, Term Loan B, 4.90% 2014[1,4,5]	12,139	10,695
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	1,575	1,500
Charter Communications Operating, LLC, Term Loan B, 8.50% 2014[1,4,5]	1,995	1,987
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[2]	15,375	15,875
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	18,650	13,918
Thomson Reuters Corp. 6.50% 2018	70,200	70,080
News America Holdings Inc. 8.00% 2016	1,000	1,113
News America Inc. 7.25% 2018	2,250	2,399
News America Holdings Inc. 8.25% 2018	15,290	17,230
News America Inc. 6.65% 2037	34,400	33,696
Cox Enterprises Inc. 7.375% 2009[2]	7,700	7,824
Cox Communications, Inc. 7.875% 2009	1,000	1,026
Cox Communications, Inc. 4.625% 2010	900	895
Cox Communications, Inc. 7.125% 2012	7,000	7,313
Cox Communications, Inc. 5.45% 2014	12,750	12,269
Cox Communications, Inc. 6.25% 2018[2]	22,475	21,980
Ford Capital BV 9.50% 2010[3]	6,266	5,357
Ford Motor Co., Term Loan B, 5.48% 2013[1,4,5]	47,447	38,426
FCE Bank PLC 7.125% 2013	€1,000	1,255
Ford Motor Co. 6.50% 2018	$ 8,020	4,692
Ford Motor Co. 8.875% 2022	1,495	957
D.R. Horton, Inc. 9.75% 2010	1,150	1,185
D.R. Horton, Inc. 6.875% 2013	5,385	4,793
D.R. Horton, Inc. 5.625% 2014	5,750	4,686
D.R. Horton, Inc. 5.25% 2015	22,695	18,156
D.R. Horton, Inc. 6.50% 2016	23,440	19,426
Univision Communications, Inc., Second Lien Term Loan B, 4.983% 2009[1,4,5]	1,726	1,665
Univision Communications Inc. 7.85% 2011	5,690	5,349
Univision Communications, Inc., First Lien Term Loan B, 5.149% 2014[1,4,5]	8,625	7,129
Univision Communications Inc. 9.75% 2015[2,6]	37,170	27,506
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,000	5,144
DaimlerChrysler North America Holding Corp. 7.75% 2011	14,000	14,874
DaimlerChrysler North America Holding Corp. 6.50% 2013	16,610	17,244
Harrah’s Operating Co., Inc. 5.50% 2010	17,320	15,566
Harrah’s Operating Co., Inc. 5.625% 2015	24,650	13,373
Harrah’s Operating Co., Inc. 6.50% 2016	12,500	6,875
General Motors Nova Scotia Finance Co. 6.85% 2008	300	291
General Motors Corp. 7.20% 2011	13,225	10,216
General Motors Corp. 7.125% 2013	4,700	2,996
General Motors Corp. 7.25% 2013	€700	755
General Motors Corp. 8.80% 2021	$26,530	15,719
General Motors Corp. 8.375% 2033	1,070	639
Marriott International, Inc., Series J, 5.625% 2013	13,250	12,477
Marriott International, Inc., Series I, 6.375% 2017	15,750	14,997
Chancellor Media Corp. of Los Angeles 8.00% 2008	12,500	12,687
Clear Channel Communications, Inc. 5.75% 2013	8,000	5,395
Clear Channel Communications, Inc. 5.50% 2014	2,200	1,322
Clear Channel Communications, Inc. 6.875% 2018	13,000	7,682
Michaels Stores, Inc., Term Loan B, 4.75% 2013[1,4,5]	6,338	5,347
Michaels Stores, Inc. 10.00% 2014	15,225	13,265
Michaels Stores, Inc. 0%/13.00% 2016[7]	5,875	2,864
Michaels Stores, Inc. 11.375% 2016	3,475	2,780
Viacom Inc. 5.75% 2011	2,500	2,507
Viacom Inc. 6.25% 2016	21,500	20,798
Toys “R” Us, Inc. 7.625% 2011	16,730	15,057
Toys “R” Us-Delaware, Inc., Term Loan B, 6.969% 2012[1,4,5]	7,970	7,716
Seminole Tribe of Florida 5.798% 2013[2,4]	11,585	11,566
Seminole Tribe of Florida 7.804% 2020[2,4]	11,000	10,930
American Media Operations, Inc., Series B, 10.25% 2009	18,940	15,294
American Media Operations, Inc., Series B, 10.25% 2009[2]	662	535
American Media Operations, Inc. 8.875% 2011	7,060	5,683
American Media Operations, Inc. 8.875% 2011[2]	257	207
Allison Transmission Holdings, Inc., Term Loan B, 5.24% 2014[1,4,5]	5,955	5,322
Allison Transmission Holdings, Inc. 11.00% 2015[2]	750	675
Allison Transmission Holdings, Inc. 11.25% 2015[2,6]	17,825	15,508
Ryland Group, Inc. 5.375% 2012	22,500	20,377
CanWest Media Inc., Series B, 8.00% 2012	19,561	17,507
CanWest MediaWorks Inc. 9.25% 2015[2]	3,325	2,726
K. Hovnanian Enterprises, Inc. 8.875% 2012	7,060	5,189
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,125	1,371
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,290	1,500
K. Hovnanian Enterprises, Inc. 6.50% 2014	6,875	4,503
K. Hovnanian Enterprises, Inc. 6.25% 2015	2,775	1,748
K. Hovnanian Enterprises, Inc. 6.25% 2016	915	572
K. Hovnanian Enterprises, Inc. 7.50% 2016	2,330	1,561
K. Hovnanian Enterprises, Inc. 8.625% 2017	5,070	3,726
Centex Corp. 5.80% 2009	2,500	2,388
Centex Corp. 5.25% 2015	2,500	1,988
Centex Corp. 6.50% 2016	17,500	14,700
McGraw-Hill Companies, Inc. 5.90% 2017	19,000	18,790
Mohegan Tribal Gaming Authority 6.375% 2009	14,410	14,338
Mohegan Tribal Gaming Authority 7.125% 2014	5,250	4,384
Toll Brothers, Inc. 4.95% 2014	21,103	18,641
J.C. Penney Co., Inc. 8.00% 2010	5,185	5,381
J.C. Penney Co., Inc. 9.00% 2012	995	1,057
J.C. Penney Corp., Inc. 5.75% 2018	10,000	8,938
TL Acquisitions, Inc., Term Loan B, 4.98% 2014[1,4,5]	5,642	5,127
Thomson Learning 0%/13.25% 2015[2,7]	1,840	1,352
Thomson Learning 10.50% 2015[2]	9,450	8,221
MGM MIRAGE 6.00% 2009	1,975	1,953
MGM MIRAGE 8.50% 2010	6,850	6,799
MGM MIRAGE 6.75% 2012	1,050	948
MGM MIRAGE 6.75% 2013	3,350	2,906
MGM MIRAGE 5.875% 2014	500	408
MGM MIRAGE 6.625% 2015	2,025	1,635
Quebecor Media Inc. 7.75% 2016	8,950	8,368
Quebecor Media Inc. 7.75% 2016	5,670	5,301
Wyndham Worldwide Corp. 6.00% 2016	15,371	13,595
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	14,415	13,262
AMC Entertainment Inc., Series B, 8.625% 2012	3,000	3,098
AMC Entertainment Inc. 8.00% 2014	8,125	7,252
AMC Entertainment Inc., Series B, 11.00% 2016	2,500	2,488
Radio One, Inc., Series B, 8.875% 2011	8,460	7,212
Radio One, Inc. 6.375% 2013	7,380	5,424
Local T.V. Finance LLC 9.25% 2015[2,6]	16,065	12,611
Tenneco Automotive Inc., Series B, 10.25% 2013	2,572	2,704
Tenneco Automotive Inc. 8.625% 2014	7,410	6,576
Tenneco Automotive Inc. 8.125% 2015[2]	3,250	2,957
Standard Pacific Corp. 5.125% 2009	1,000	980
Standard Pacific Corp. 6.875% 2011	605	548
Standard Pacific Corp. 7.75% 2013	6,890	6,029
Standard Pacific Corp. 6.25% 2014	775	643
Standard Pacific Corp. 7.00% 2015	4,340	3,602
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	11,634
Cinemark USA, Inc., Term Loan B, 4.44% 2013[1,4,5]	3,365	3,214
Cinemark, Inc. 0%/9.75% 2014[7]	8,750	8,356
Meritage Corp. 7.00% 2014	2,000	1,630
Meritage Homes Corp. 6.25% 2015	8,775	7,064
Meritage Corp. 7.731% 2017[2,3]	4,500	2,874
NTL Cable PLC 8.75% 2014	9,725	9,190
NTL Cable PLC 8.75% 2014	€1,000	1,445
Boyd Gaming Corp. 7.75% 2012	$ 2,550	2,212
Boyd Gaming Corp. 6.75% 2014	6,925	5,367
Boyd Gaming Corp. 7.125% 2016	3,500	2,599
Lowe’s Companies, Inc. 8.25% 2010	8,450	9,056
LBI Media, Inc. 8.50% 2017[2]	11,390	8,827
Visteon Corp. 8.25% 2010	2,912	2,606
Visteon Corp. 12.25% 2016[2]	7,517	6,051
Beazer Homes USA, Inc. 8.625% 2011	4,625	4,001
Beazer Homes USA, Inc. 8.125% 2016	5,940	4,544
ERAC USA Finance Co. 7.00% 2037[2]	10,000	8,341
Bon-Ton Department Stores, Inc. 10.25% 2014	12,350	8,166
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	13,145	8,084
Hanesbrands Inc., Series B, 6.508% 2014[1]	8,605	8,046
Edcon Pty Ltd. 8.208% 2014[1,3]	€6,500	7,066
Edcon Pty Ltd. 10.458% 2015[1,3]	750	638
Kabel Deutschland GmbH 10.625% 2014	$ 7,150	7,347
iesy Repository GmbH 10.375% 2015[2]	7,375	7,292
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,850	2,665
Education Management LLC and Education Management Finance Corp. 10.25% 2016	4,515	4,176
Young Broadcasting Inc. 10.00% 2011[3]	12,317	6,651
CSC Holdings, Inc., Series B, 8.125% 2009	3,000	3,030
Cablevision Systems Corp., Series B, 8.00% 2012	3,635	3,453
Regal Cinemas Corp., Series B, 9.375% 2012[3]	6,125	6,302
KB Home 7.75% 2010	1,000	1,021
KB Home 5.875% 2015	2,570	2,146
KB Home 6.25% 2015	3,170	2,679
Liberty Media Corp. 7.875% 2009	2,500	2,537
Liberty Media Corp. 8.25% 2030	3,550	3,110
Pinnacle Entertainment, Inc. 7.50% 2015	7,250	5,583
Marks and Spencer Group PLC 6.25% 2017[2]	6,000	5,576
Neiman Marcus Group, Inc. 9.00% 2015[6]	5,120	5,082
William Lyon Homes, Inc. 7.625% 2012	5,750	3,019
William Lyon Homes, Inc. 10.75% 2013	2,000	1,090
William Lyon Homes, Inc. 7.50% 2014	1,500	773
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	5,000	4,825
Sealy Mattress Co. 8.25% 2014	5,825	4,806
Dollar General Corp. 10.625% 2015	2,150	2,139
Dollar General Corp. 11.875% 2017[1,6]	2,375	2,256
Warner Music Group 7.375% 2014	5,050	4,223
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	3,892
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	3,000	2,978
Dex Media, Inc., Series B, 8.00% 2013	525	386
Seneca Gaming Corp. 7.25% 2012	2,500	2,356
Seneca Gaming Corp., Series B, 7.25% 2012	1,000	943
Limited Brands, Inc. 6.90% 2017	3,600	3,276
Delphi Automotive Systems Corp. 6.55% 2006[8]	500	110
Delphi Automotive Systems Corp. 6.50% 2009[8]	6,000	1,305
Delphi Corp. 6.50% 2013[8]	7,020	1,501
Delphi Automotive Systems Corp. 7.125% 2029[8]	1,350	290
Gaylord Entertainment Co. 8.00% 2013	2,300	2,220
Gaylord Entertainment Co. 6.75% 2014	950	869
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,970	2,669
WDAC Intermediate Corp. 8.375% 2014[2]	2,600	1,989
WDAC Intermediate Corp. 8.50% 2014	€500	557
TRW Automotive Inc. 7.00% 2014[2]	$2,900	2,530
Royal Caribbean Cruises Ltd. 8.75% 2011	2,325	2,351
Burlington Coat Factory Warehouse Corp. 11.125% 2014	2,700	2,201
Walt Disney Co. 5.625% 2016	2,000	2,036
Cooper-Standard Automotive Inc. 7.00% 2012	425	357
Cooper-Standard Automotive Inc. 8.375% 2014	2,200	1,628
Vidéotron Ltée 6.875% 2014	1,000	970
Vidéotron Ltée 6.375% 2015	1,000	932
Idearc Inc. 8.00% 2016	2,975	1,885
Kohl’s Corp. 6.30% 2011	600	608
Kohl’s Corp. 7.375% 2011	875	908
Dillard’s, Inc. 7.13% 2018	2,000	1,510
Goodyear Tire & Rubber Co. 6.678% 2009[1]	1,150	1,147
Claire’s Stores, Inc. 9.25% 2015	2,000	1,050
Warnaco, Inc. 8.875% 2013	925	964
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 6.47% 2012[1,4,5]	490	474
		1,999,987

INDUSTRIALS — 3.98%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[4]	14,050	12,996
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[4]	10,000	9,725
Continental Airlines, Inc. 8.75% 2011	6,300	4,253
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[4]	12,500	12,110
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 3.032% 2015[1,4]	1,100	911
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[4]	29,519	26,124
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[4]	172	161
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	2,039	1,682
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[4]	1,871	1,544
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	18,425	16,767
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	38,161	35,204
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	3,498	2,912
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	22,192	20,306
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[4]	13,325	10,421
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[4]	9,224	7,105
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[4]	294	277
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[4]	9,359	7,954
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	15,285	13,317
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[4]	10,130	7,749
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	13,977	13,316
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	13,991	13,158
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	1,472	1,280
General Electric Capital Corp., Series A, 4.80% 2013	32,350	31,726
General Electric Capital Corp. 6.25% 2017	£400	765
General Electric Capital Corp., Series A, 3.04% 2018[1]	$ 9,000	8,268
General Electric Capital Corp., Series A, 5.625% 2018	30,000	29,066
General Electric Capital Corp., Series A, 3.164% 2026[1]	77,000	65,636
General Electric Capital Corp. 5.625% 2031	£85	151
General Electric Capital Corp., Series A, 3.156% 2036[1]	$12,000	10,314
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[4]	400	378
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[4]	2,618	2,330
Delta Air Lines, Inc., Second Lien Term Loan B, 6.149% 2014[1,4,5]	4,950	3,242
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[4]	53,658	51,512
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[4,8]	5,043	4,810
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	40,693	36,420
CSX Corp. 5.75% 2013	8,335	8,178
CSX Corp. 6.25% 2015	15,000	15,071
CSX Corp. 6.25% 2018	15,000	14,465
CSX Corp. 6.15% 2037	26,585	22,356
CSX Corp. 7.45% 2038	35,550	35,735
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[4]	2,696	2,655
AMR Corp., Series B, 10.45% 2011	150	114
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[4]	3,750	3,263
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[4]	16,834	16,245
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[4]	18,165	16,621
AMR Corp. 9.00% 2012	5,800	2,987
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[4]	38,010	36,490
American Airlines, Inc., Series 1991-C2, 9.73% 2014[4]	6,410	3,237
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[4]	8,969	4,798
Hutchison Whampoa International Ltd. 7.00% 2011[2]	24,300	25,554
Hutchison Whampoa International Ltd. 6.50% 2013[2]	59,200	60,061
BAE Systems Holding Inc. 4.75% 2010[2,4]	10,350	10,479
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,4]	37,128	38,424
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,4]	35,471	36,445
Koninklijke Philips Electronics NV 5.75% 2018	20,000	19,630
Koninklijke Philips Electronics NV 6.875% 2038	49,775	51,554
Northwest Airlines, Inc., Term Loan B, 6.31% 2013[1,3,4,5]	3,223	2,562
Northwest Airlines, Inc., Term Loan A, 4.56% 2018[1,3,4,5]	69,985	52,839
Nielsen Finance LLC, Term Loan B, 4.734% 2013[1,4,5]	5,311	4,957
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	20,825	21,085
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[2]	3,000	3,038
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[7]	28,250	19,563
Union Pacific Corp. 5.75% 2017	20,750	20,446
Union Pacific Corp. 5.70% 2018	4,000	3,911
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[4]	7,327	7,664
Union Pacific Corp. 6.15% 2037	13,930	13,376
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[4]	5,067	4,991
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[4,8]	7,335	8,362
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[4]	419	415
United Air Lines, Inc., Term Loan B, 4.938% 2014[1,4,5]	4,735	3,489
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[4]	854	842
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[4]	2,621	2,572
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[2,4]	926	699
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[4]	28,382	23,502
Canadian National Railway Co. 5.85% 2017	11,000	11,147
Canadian National Railway Co. 5.55% 2018	16,500	16,310
Canadian National Railway Co. 6.375% 2037	8,000	7,912
Norfolk Southern Corp. 5.75% 2018[2]	21,050	20,755
Norfolk Southern Corp. 7.05% 2037	12,690	13,753
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[4]	481	488
Burlington Northern Santa Fe Corp. 6.15% 2037	14,090	13,319
BNSF Funding Trust I 6.613% 2055[1]	15,000	13,601
John Deere Capital Corp. 5.40% 2011	3,500	3,572
John Deere Capital Corp., Series D, 4.50% 2013	19,000	18,783
John Deere Capital Corp. 5.10% 2013	1,100	1,113
John Deere Capital Corp., Series D, 5.50% 2017	3,650	3,662
Caterpillar Inc. 4.50% 2009	1,190	1,198
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,415
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	514
Caterpillar Financial Services Corp., Series F, 4.85% 2012	210	210
Caterpillar Financial Services Corp., Series F, 5.50% 2016	4,050	4,064
Caterpillar Financial Services Corp., Series F, 5.85% 2017	2,000	2,052
Caterpillar Financial Services Corp. 5.45% 2018	12,850	12,763
Caterpillar Inc. 6.05% 2036	2,000	1,993
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 6.55% 2014[1,4,5]	2,460	2,383
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 6.65% 2014[1,4,5]	2,438	2,361
DAE Aviation Holdings, Inc. 11.25% 2015[2]	17,285	17,242
Ashtead Group PLC 8.625% 2015[2]	4,675	4,091
Ashtead Capital, Inc. 9.00% 2016[2]	13,925	12,324
US Investigations Services, Inc., Term Loan B, 5.551% 2015[1,4,5]	5,463	5,067
US Investigations Services, Inc. 10.50% 2015[2]	7,005	6,480
US Investigations Services, Inc. 11.75% 2016[2]	5,445	4,710
NTK Holdings Inc. 0%/10.75% 2014[4,7]	15,118	6,954
THL Buildco, Inc. 8.50% 2014	11,450	7,385
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,325	1,342
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[6]	11,125	11,236
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	570	573
ARAMARK Corp., Term Loan B, 4.676% 2014[1,4,5]	4,158	3,910
ARAMARK Corp., Term Loan B, Letter of Credit, 4.676% 2014[1,4,5]	264	248
ARAMARK Corp. 6.373% 2015[1]	2,650	2,491
ARAMARK Corp. 8.50% 2015	6,525	6,427
Allied Waste North America, Inc., Series B, 6.50% 2010	500	503
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,469
Allied Waste North America, Inc., Series B, 6.125% 2014	3,500	3,378
Allied Waste North America, Inc., Series B, 7.375% 2014	4,750	4,845
Allied Waste North America, Inc. 6.875% 2017	1,000	983
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,533
Northrop Grumman Systems Corp. 7.75% 2031	3,000	3,542
Lockheed Martin Corp. 4.121% 2013	6,000	5,832
Lockheed Martin Corp., Series B, 6.15% 2036	6,000	5,956
Embraer Overseas Ltd 6.375% 2017	10,825	10,581
Raytheon Co. 6.40% 2018	9,500	10,023
Navios Maritime Holdings Inc. 9.50% 2014	8,750	8,991
USG Corp. 6.30% 2016	9,000	7,290
Tyco International Group SA 6.125% 2008	5,000	5,016
Tyco International Group SA 6.125% 2009	500	505
Tyco International Group SA 7.00% 2019[2]	600	619
Tyco International Group SA 6.875% 2021[2]	1,000	1,023
United Rentals (North America), Inc., Series B, 6.50% 2012	6,250	5,656
United Rentals (North America), Inc. 7.75% 2013	900	720
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	6,198	6,198
Kansas City Southern Railway Co. 7.50% 2009	4,000	4,060
Kansas City Southern Railway Co. 8.00% 2015	2,000	2,030
Waste Management, Inc. 6.50% 2008	5,220	5,275
Waste Management, Inc. 5.00% 2014	765	733
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,4]	5,303	5,571
DRS Technologies, Inc. 6.875% 2013	2,135	2,146
DRS Technologies, Inc. 6.625% 2016	475	485
DRS Technologies, Inc. 7.625% 2018	2,500	2,656
Atrium Companies, Inc., Term Loan B, 6.49% 2012[1,4,5]	5,233	4,501
ACIH, Inc. 11.50% 2012[2,8]	3,340	484
TFM, SA de CV 9.375% 2012	4,450	4,650
AIR 2 US, Series A, 8.027% 2020[2,4]	5,151	4,562
Atlas Copco AB 5.60% 2017[2]	4,525	4,410
B/E Aerospace 8.50% 2018	4,370	4,408
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,625	2,546
RBS Global, Inc. and Rexnord LLC 8.875% 2016	850	799
Alion Science and Technology Corp. 10.25% 2015	3,690	2,602
RSC Holdings III, LLC, Second Lien Term Loan B, 6.23% 2013[1,4,5]	2,838	2,431
FTI Consulting, Inc. 7.625% 2013	2,300	2,346
H&E Equipment Services, Inc. 8.375% 2016	1,750	1,540
Esco Corp. 6.651% 2013[1,2]	325	307
Esco Corp. 8.625% 2013[2]	1,100	1,117
TransDigm Inc. 7.75% 2014	1,325	1,315
Accuride Corp. 8.50% 2015	1,655	1,225
Sequa Corp., Term Loan B, 5.92% 2014[1,4,5]	1,092	1,047
Esterline Technologies Corp. 6.625% 2017	1,050	1,037
Hertz Corp. 10.50% 2016	1,000	915
CEVA Group PLC 10.00% 2014[2]	500	516
		1,485,790

ENERGY — 3.86%
Enterprise Products Operating LP, Series B, 4.625% 2009	$ 8,000	$ 7,974
Enterprise Products Operating LP 4.95% 2010	8,000	8,002
Enterprise Products Operating LP 7.50% 2011	7,500	7,861
Enterprise Products Operating LLC 5.65% 2013	24,095	24,028
Enterprise Products Operating LP, Series B 6.375% 2013	17,000	17,445
Enterprise Products Partners LP 5.60% 2014	1,855	1,820
Enterprise Products Operating LLC 6.30% 2017	30,000	29,842
Enterprise Products Operating LLC 6.50% 2019	31,350	31,576
Enterprise Products Operating LP 8.375% 2066[1]	9,605	9,616
Enterprise Products Operating LP 7.034% 2068[1]	29,115	25,496
Enbridge Energy Partners, LP 6.50% 2018[2]	45,455	45,733
Enbridge Energy Partners, LP 7.50% 2038[2]	28,700	30,080
Enbridge Energy Partners, LP 8.05% 2067[1]	67,100	62,534
Williams Companies, Inc. 4.698% 2010[1,2]	7,500	7,313
Williams Companies, Inc. 6.375% 2010[2]	1,500	1,523
Williams Companies, Inc. 7.125% 2011	500	520
Transcontinental Gas Pipe Line Corp. 6.40% 2016	10,000	10,038
Williams Companies, Inc. 7.875% 2021	79,592	84,766
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,750	1,798
Williams Companies, Inc. 8.75% 2032	27,196	31,003
Gaz Capital SA 5.875% 2015	€5,125	7,210
Gaz Capital SA 6.605% 2018	8,200	11,639
Gaz Capital SA 6.51% 2022[2]	$92,010	82,809
Gaz Capital SA 7.288% 2037[2]	33,770	31,204
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,4]	15,982	16,014
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4]	882	884
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,4]	15,570	17,281
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[4]	1,000	1,110
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,4]	45,970	42,998
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,4]	15,000	12,738
Marathon Oil Corp. 6.00% 2017	33,000	32,869
Marathon Oil Corp. 5.90% 2018	45,000	44,554
Marathon Oil Corp. 6.60% 2037	12,000	11,868
TransCanada PipeLines Ltd. 6.20% 2037	4,000	3,678
TransCanada PipeLines Ltd. 6.35% 2067[1]	88,815	76,813
Kinder Morgan Energy Partners LP 6.75% 2011	3,500	3,610
Kinder Morgan Energy Partners LP 5.85% 2012	4,000	4,037
Kinder Morgan Energy Partners LP 5.00% 2013	14,279	13,701
Kinder Morgan Energy Partners LP 5.125% 2014	30,302	28,543
Kinder Morgan Energy Partners LP 6.00% 2017	30,250	29,939
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,4]	55,741	53,651
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[4]	6,152	5,922
Rockies Express Pipeline LLC 5.10% 2009[1,2]	15,000	15,015
Rockies Express Pipeline LLC 6.25% 2013[2]	5,965	6,037
Rockies Express Pipeline LLC 6.85% 2018[2]	37,675	38,204
Enbridge Inc. 5.80% 2014	9,200	9,153
Enbridge Inc. 4.90% 2015	3,250	3,038
Enbridge Inc. 5.60% 2017	40,980	39,541
Pemex Finance Ltd. 8.875% 2010[4]	16,000	16,799
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[4]	11,700	14,845
Pemex Project Funding Master Trust 5.75% 2018[2]	15,900	15,781
Pemex Project Funding Master Trust 6.625% 2035[2]	3,500	3,471
Polar Tankers, Inc. 5.951% 2037[2,4]	34,965	33,562
XTO Energy Inc. 5.90% 2012	10,000	10,215
XTO Energy Inc. 5.65% 2016	1,250	1,241
XTO Energy Inc. 6.25% 2017	16,500	16,698
Qatar Petroleum 5.579% 2011[2,4]	25,601	26,180
EOG Resources, Inc. 5.875% 2017	24,110	24,315
Husky Energy Inc. 6.20% 2017	22,000	22,254
Canadian Natural Resources Ltd. 5.70% 2017	18,500	18,155
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[2,4]	15,333	15,234
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,4]	2,889	2,870
Devon Financing Corp., ULC 6.875% 2011	4,500	4,780
Devon Financing Corp. ULC 7.875% 2031	10,195	12,076
Southern Natural Gas Co. 5.90% 2017[2]	11,840	11,370
El Paso Natural Gas Co. 5.95% 2017	3,000	2,910
Sunoco, Inc. 4.875% 2014	14,830	14,020
Nakilat Inc., Series A, 6.067% 2033[2,4]	14,000	12,312
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,4]	11,562	11,616
Petroplus Finance Ltd. 6.75% 2014[2]	4,750	4,323
Petroplus Finance Ltd. 7.00% 2017[2]	7,500	6,656
Gulfstream Natural Gas 5.56% 2015[2]	3,500	3,399
Gulfstream Natural Gas 6.19% 2025[2]	7,235	6,818
Transocean Inc. 5.25% 2013	7,000	7,080
Transocean Inc. 6.00% 2018	1,975	1,982
Transocean Inc. 6.80% 2038	1,100	1,129
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	5,925
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	3,475	3,492
Drummond Co., Inc. 7.375% 2016[2]	9,800	9,163
Apache Corp. 5.625% 2017	7,200	7,297
TEPPCO Partners LP 7.00% 2067[1]	4,275	3,715
Energy Transfer Partners, LP 5.95% 2015	3,465	3,417
PETRONAS Capital Ltd. 7.00% 2012[2]	2,250	2,410
Petrozuata Finance, Inc., Series B, 8.22% 2017[2,4]	248	258
		1,440,796

TELECOMMUNICATION SERVICES — 3.71%
Sprint Nextel Corp. 3.201% 2010[1]	1,865	1,731
US Unwired Inc., Series B, 10.00% 2012	4,560	4,663
Nextel Communications, Inc., Series E, 6.875% 2013	82,327	69,615
Nextel Communications, Inc., Series F, 5.95% 2014	44,263	35,562
Nextel Communications, Inc., Series D, 7.375% 2015	41,695	34,629
Sprint Nextel Corp. 6.00% 2016	16,715	14,398
Sprint Capital Corp. 6.90% 2019	34,730	30,531
Sprint Capital Corp. 8.75% 2032	97,955	93,527
AT&T Corp. 7.30% 2011[1]	4,734	5,046
AT&T Wireless Services, Inc. 7.875% 2011	15,355	16,358
SBC Communications Inc. 5.875% 2012	20,337	20,936
AT&T Wireless Services, Inc. 8.125% 2012	12,630	13,845
AT&T Inc. 4.95% 2013	17,000	16,958
SBC Communications Inc. 5.10% 2014	10,245	10,056
SBC Communications Inc. 5.625% 2016	45,200	44,833
AT&T Inc. 5.50% 2018	37,500	36,404
AT&T Inc. 5.60% 2018	34,415	33,641
SBC Communications Inc. 6.45% 2034	11,175	10,822
AT&T Inc. 6.30% 2038	15,300	14,501
AT&T Inc. 6.40% 2038	4,860	4,667
Telecom Italia Capital SA 4.00% 2010	1,140	1,125
Telecom Italia Capital SA 4.875% 2010	1,260	1,250
Olivetti Finance NV 7.25% 2012	€8,830	14,248
Telecom Italia Capital SA, Series B, 5.25% 2013	$10,100	9,552
Telecom Italia Capital SA 5.25% 2015	69,000	63,238
Telecom Italia Capital SA 6.999% 2018	$21,400	$21,621
Telecom Italia SpA 7.75% 2033	€8,270	13,100
Telecom Italia Capital SA 7.20% 2036	$ 5,290	5,130
Telecom Italia Capital SA 7.721% 2038	64,000	65,224
Verizon Global Funding Corp. 7.375% 2012	11,835	12,781
Verizon Communications Inc. 5.25% 2013	14,500	14,432
Verizon Communications Inc. 5.50% 2017	34,495	33,211
Verizon Communications Inc. 5.50% 2018	14,040	13,381
Verizon Communications Inc. 6.10% 2018	42,580	42,349
Verizon Global Funding Corp. 7.75% 2030	9,501	10,235
Verizon Communications Inc. 6.40% 2038	32,095	29,971
Verizon Communications Inc. 6.90% 2038	35,865	35,555
British Telecommunications PLC 5.15% 2013	50,500	49,283
British Telecommunications PLC 5.95% 2018	59,000	56,505
British Telecommunications PLC 9.125% 2030[1]	3,600	4,339
France Télécom 7.75% 2011[1]	32,000	33,910
France Télécom 7.25% 2013	€4,800	7,879
Vodafone Group PLC 7.75% 2010	$20,000	20,907
Vodafone Group PLC 5.625% 2017	14,500	13,991
Vodafone Group PLC 6.15% 2037	6,000	5,505
American Tower Corp. 7.125% 2012	15,275	15,504
American Tower Corp. 7.00% 2017[2]	12,925	12,860
U S WEST Capital Funding, Inc. 6.375% 2008	500	500
Qwest Capital Funding, Inc. 7.90% 2010	950	952
Qwest Capital Funding, Inc. 7.25% 2011	14,600	14,235
Qwest Communications International Inc. 7.25% 2011	6,000	5,827
Qwest Capital Funding, Inc. 7.625% 2021	500	434
U S WEST Capital Funding, Inc. 6.875% 2028	3,250	2,616
Embarq Corp. 6.738% 2013	20,000	19,317
Embarq Corp. 7.995% 2036	5,000	4,743
Windstream Corp. 8.125% 2013	16,875	16,917
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,850	2,919
Windstream Corp. 8.625% 2016	3,300	3,308
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	15,000	16,018
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[2]	6,800	6,090
Singapore Telecommunications Ltd. 6.375% 2011[2]	12,050	12,569
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,625
Singapore Telecommunications Ltd. 7.375% 2031[2]	3,800	4,087
Centennial Communications Corp. 8.448% 2013[1]	7,500	7,275
Centennial Communications Corp. 10.00% 2013	2,750	2,805
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	900	932
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	9,300	9,254
Koninklijke KPN NV 8.00% 2010	6,550	6,934
Koninklijke KPN NV 4.75% 2017	€3,500	4,881
Koninklijke KPN NV 8.375% 2030	$ 4,800	5,533
Rural Cellular Corp. 8.623% 2012[1]	3,260	3,301
Rural Cellular Corp. 5.682% 2013[1]	12,050	12,140
ALLTEL Corp. 7.00% 2012	11,500	11,788
ALLTEL Corp., Term Loan B3, 5.232% 2015[1,4,5]	1,191	1,187
MetroPCS Wireless, Inc. 9.25% 2014	11,950	11,562
Cricket Communications, Inc. 9.375% 2014	8,835	8,548
Cricket Communications, Inc. 10.875% 2014	2,500	2,419
Rogers Wireless Inc. 7.25% 2012	1,275	1,351
Rogers Wireless Inc. 7.50% 2015	6,300	6,678
Deutsche Telekom International Finance BV 8.125% 2012[1]	€4,420	7,391
Hawaiian Telcom Communications, Inc. 8.486% 2013[1]	3,605	1,388
Hawaiian Telcom Communications, Inc. 9.75% 2013	7,715	3,125
Hawaiian Telcom Communications, Inc., Term Loan C, 5.31% 2014[1,4,5]	2,114	1,751
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	3,050	778
Cincinnati Bell Inc. 7.25% 2013	6,800	6,664
SK Telecom Co., Ltd. 4.25% 2011[2]	6,000	5,828
Digicel Group Ltd. 8.875% 2015[2]	5,400	5,110
NTELOS Inc., Term Loan B, 5.27% 2011[1,4,5]	4,838	4,736
Level 3 Financing, Inc. 9.25% 2014	4,975	4,552
Orascom Telecom 7.875% 2014[2]	3,275	3,054
Millicom International Cellular SA 10.00% 2013	2,430	2,588
Intelsat, Ltd. 6.50% 2013	3,500	2,481
América Móvil, SAB de CV 8.46% 2036	MXN27,000	2,146
Citizens Communications Co. 7.875% 2027	$ 1,125	990
Nordic Telephone Co. Holding ApS 8.875% 2016[2]	1,000	985
Trilogy International Partners LLC, Term Loan B, 6.301% 2012[1,4,5]	275	245
		1,384,366

UTILITIES — 2.90%
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	15,442
MidAmerican Energy Co. 5.125% 2013	7,500	7,549
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	2,939
MidAmerican Energy Co. 4.65% 2014	5,000	4,867
MidAmerican Energy Co. 5.95% 2017	3,000	3,073
MidAmerican Energy Co. 5.30% 2018	10,000	9,738
MidAmerican Energy Holdings Co. 5.75% 2018[2]	47,700	47,334
MidAmerican Energy Holdings Co. 6.125% 2036	13,750	13,247
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[2]	3,060	3,086
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[2]	56,985	55,924
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[2]	12,000	11,875
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	14,500	13,496
E.ON International Finance BV 5.80% 2018[2]	75,500	74,203
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	56,600	57,311
National Rural Utilities Cooperative Finance Corp. 5.45% 2017	2,000	1,956
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	3,500	3,410
National Rural Utilities Cooperative Finance Corp. 8.00% 2032	8,000	9,216
Edison Mission Energy 7.50% 2013	625	623
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	3,947
Edison Mission Energy 7.75% 2016	7,125	7,125
Midwest Generation, LLC, Series B, 8.56% 2016[4]	15,540	16,045
Edison Mission Energy 7.00% 2017	7,175	6,744
Edison Mission Energy 7.20% 2019	11,525	10,805
Homer City Funding LLC 8.734% 2026[4]	13,721	14,784
Edison Mission Energy 7.625% 2027	1,900	1,715
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,282
Israel Electric Corp. Ltd. 7.95% 2011[2]	10,000	10,483
Israel Electric Corp. Ltd. 7.25% 2019[2]	39,800	40,701
Israel Electric Corp. Ltd. 8.10% 2096[2]	6,250	6,954
PSEG Power LLC 3.75% 2009	6,825	6,817
PSEG Power LLC 7.75% 2011	16,410	17,497
PSEG Power LLC 5.00% 2014	11,690	11,126
Public Service Electric and Gas Co., Series E, 5.30% 2018	12,690	12,543
PSEG Power LLC 8.625% 2031	7,350	8,884
NGG Finance PLC 6.125% 2011	€3,480	5,504
National Grid PLC 6.30% 2016	$37,605	37,713
National Grid Co. PLC 5.875% 2024	£170	314
Veolia Environnement 5.25% 2013	18,235	18,238
Veolia Environnement 6.00% 2018	4,945	4,943
Veolia Environnement 6.125% 2033	€13,640	19,780
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	$ 9,000	9,036
Exelon Generation Co., LLC 6.95% 2011	14,265	14,754
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012	3,900	3,869
Commonwealth Edison Co., First Mortgage Bonds, Series 106, 6.15% 2017	5,000	4,995
Exelon Generation Co., LLC 6.20% 2017	10,000	9,757
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008	6,000	6,000
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013	5,000	4,717
Consolidated Edison Co. of New York, Inc., Series 2006-C, 5.50% 2016	25,000	24,830
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033	2,000	1,665
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.234% 2014[1,4,5]	4,552	4,225
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[2]	12,215	12,032
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[2]	10,925	10,761
Texas Competitive Electric Holdings Co. LLC 10.50% 2016[2,6]	5,250	5,106
Scottish Power PLC 5.375% 2015	31,415	30,003
Ohio Power Co., Series J, 5.30% 2010	8,000	8,105
Ohio Power Co., Series H, 4.85% 2014	5,965	5,686
Appalachian Power Co., Series I, 4.95% 2015	1,000	933
Ohio Power Co., Series K, 6.00% 2016	15,000	14,903
Cilcorp Inc. 8.70% 2009	1,000	1,027
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,584
Union Electric Co. 4.65% 2013	3,000	2,857
Union Electric Co. 5.40% 2016	5,750	5,441
Cilcorp Inc. 9.375% 2029	12,265	13,191
Intergen Power 9.00% 2017[2]	22,075	22,958
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	5,003
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	10,076
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	4,984
Ohio Edison Co. 6.40% 2016	7,000	6,994
Jersey Central Power & Light 5.65% 2017	3,000	2,878
Cleveland Electric Illuminating Co. 5.70% 2017	4,305	4,101
Pennsylvania Electric Co. 6.05% 2017	2,900	2,818
Ohio Edison Co. 6.875% 2036	2,315	2,263
SP PowerAssets Ltd. 3.80% 2008[2]	10,000	10,013
SP PowerAssets Ltd. 5.00% 2013[2]	8,000	7,999
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,911
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,067
Virginia Electric and Power Co., Series A, 6.00% 2037	1,250	1,168
Consumers Energy Co. 5.65% 2018	17,400	17,130
AES Corp. 9.50% 2009	927	957
AES Corp. 9.375% 2010	4,803	5,079
AES Corp. 8.75% 2013[2]	624	651
AES Corp. 7.75% 2015	10,500	10,395
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	5,037
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,028
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	3,150	3,185
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009	4,455	4,578
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,537
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,415
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	13,500	13,345
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[4]	11,812	11,228
Anglian Water Services Financing PLC 4.625% 2013	€6,120	8,984
Anglian Water Services Financing PLC, Class A, 5.25% 2015	£395	722
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	$4,500	4,534
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	5,044
Florida Power & Light Co. 4.85% 2013	5,000	5,018
FPL Energy National Wind, LLC 5.608% 2024[2,4]	4,189	4,088
ENEL SpA 5.625% 2027	€5,760	8,655
Kern River Funding Corp. 4.893% 2018[2,4]	$8,316	8,038
NRG Energy, Inc. 7.25% 2014	4,200	4,021
NRG Energy, Inc. 7.375% 2016	3,700	3,492
Energy East Corp. 6.75% 2012	7,155	7,453
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	1,984
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	3,869
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	726
Sierra Pacific Resources 8.625% 2014	900	948
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,558
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	997
Korea East-West Power Co., Ltd. 4.875% 2011[2]	5,000	4,971
Niagara Mohawk Power Corp., Series G, 7.75% 2008	4,460	4,498
Constellation Energy Group, Inc. 6.125% 2009	1,760	1,785
Baltimore Gas and Electric Co. 5.20% 2033	3,000	2,350
Alabama Power Co., Series R, 4.70% 2010	2,250	2,283
Alabama Power Co., Series 2007-D, 4.85% 2012	1,550	1,559
Enersis SA 7.375% 2014	3,000	3,190
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,4]	2,905	2,889
Connecticut Light & Power 5.65% 2018	2,500	2,481
Wisconsin Gas Co. 5.20% 2015	2,025	2,004
Mirant Americas Generation, Inc. 8.30% 2011	1,700	1,764
RWE Aktiengesellschaft and RWE Finance BV 6.375% 2013	£290	574
Kelda Group PLC 6.625% 2031	165	336
		1,082,323

HEALTH CARE — 2.72%
GlaxoSmithKline Capital Inc. 4.85% 2013	$20,000	19,994
GlaxoSmithKline Capital Inc. 5.65% 2018	48,165	48,071
GlaxoSmithKline Capital Inc. 6.375% 2038	96,000	95,609
Schering-Plough Corp. 5.55% 2013[1]	52,269	52,676
Schering-Plough Corp. 5.375% 2014	€6,120	8,893
Schering-Plough Corp. 6.00% 2017	$74,891	74,087
UnitedHealth Group Inc. 2.981% 2010[1]	8,250	7,956
UnitedHealth Group Inc. 5.25% 2011	3,165	3,152
UnitedHealth Group Inc. 4.875% 2013	7,100	6,829
UnitedHealth Group Inc. 4.875% 2013	1,300	1,259
UnitedHealth Group Inc. 5.375% 2016	24,250	22,818
UnitedHealth Group 6.00% 2017	24,920	24,306
UnitedHealth Group Inc. 6.875% 2038	18,750	17,798
Coventry Health Care, Inc. 5.875% 2012	1,000	966
Coventry Health Care, Inc. 6.30% 2014	62,750	59,228
Coventry Health Care, Inc. 5.95% 2017	14,930	13,006
Hospira, Inc. 4.95% 2009	7,391	7,440
Hospira, Inc. 3.281% 2010[1]	26,500	25,703
Hospira, Inc. 5.90% 2014	4,510	4,529
Hospira, Inc. 6.05% 2017	30,675	29,653
Biogen Idec Inc. 6.00% 2013	36,450	36,206
Biogen Idec Inc. 6.875% 2018	30,000	30,784
Cardinal Health, Inc. 6.25% 2008	3,000	3,003
Cardinal Health, Inc. 2.958% 2009[1]	3,500	3,438
Cardinal Health, Inc. 6.75% 2011	13,625	14,115
Cardinal Health, Inc. 5.80% 2016	10,000	9,803
Cardinal Health, Inc. 5.85% 2017	12,000	11,757
Allegiance Corp. 7.00% 2026	9,260	9,427
Tenet Healthcare Corp. 7.375% 2013	5,895	5,571
Tenet Healthcare Corp. 9.875% 2014	28,095	28,376
Tenet Healthcare Corp. 9.25% 2015	8,115	7,993
Humana Inc. 6.45% 2016	27,425	26,644
Humana Inc. 6.30% 2018	13,000	12,078
Humana Inc. 7.20% 2018	2,000	1,985
WellPoint, Inc. 5.00% 2011	14,000	13,844
WellPoint, Inc. 5.25% 2016	6,455	6,076
WellPoint, Inc. 5.875% 2017	8,300	8,036
WellPoint, Inc. 6.375% 2037	7,500	6,789
Amgen Inc. 4.00% 2009	9,000	9,013
Amgen Inc. 6.15% 2018	19,565	19,700
HealthSouth Corp. 9.133% 2014[1]	12,600	12,852
HealthSouth Corp. 10.75% 2016	13,105	14,153
AstraZeneca PLC 5.40% 2012	15,520	15,886
AstraZeneca PLC 5.40% 2014	6,000	6,151
Aetna Inc. 5.75% 2011	17,500	18,113
Boston Scientific Corp. 5.45% 2014	1,100	1,020
Boston Scientific Corp. 6.40% 2016	15,890	15,016
Boston Scientific Corp. 5.125% 2017	630	545
Boston Scientific Corp. 7.00% 2035	645	571
HCA Inc., Term Loan B, 5.051% 2013[1,4,5]	14,083	13,249
HCA Inc. 9.125% 2014	295	302
HCA Inc. 9.25% 2016	530	547
HCA Inc. 9.625% 2016[6]	1,530	1,580
Wyeth 5.50% 2016	15,000	15,099
Elan Finance PLC and Elan Finance Corp. 6.807% 2013[1]	4,895	4,528
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	10,350	10,428
VWR Funding, Inc. 10.25% 2015[1,6]	15,675	14,539
Bausch & Lomb Inc. 9.875% 2015[2]	13,625	13,727
PTS Acquisition Corp. 9.50% 2015[6]	15,215	13,694
Bristol-Myers Squibb Co. 4.00% 2008	10,000	10,002
Surgical Care Affiliates, Inc. 8.875% 2015[2,6]	3,325	2,926
Surgical Care Affiliates, Inc. 10.00% 2017[2]	7,845	6,158
Universal Health Services, Inc. 7.125% 2016	7,440	7,659
Warner Chilcott Corp. 8.75% 2015	5,150	5,253
Abbott Laboratories 5.60% 2017	5,180	5,234
Mylan Inc., Term Loan B, 5.75% 2014[1,4,5]	4,204	4,161
Team Finance LLC and Health Finance Corp. 11.25% 2013	3,525	3,692
Symbion Inc. 11.00% 2015[2,6]	3,650	2,774
Viant Holdings Inc. 10.125% 2017[2]	2,929	2,504
CHS/Community Health Systems, Inc. 8.875% 2015	2,325	2,351
Universal Hospital Services, Inc. 6.303% 2015[1]	1,290	1,213
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	425	453
		1,014,991

MATERIALS — 1.68%
International Paper Co. 5.85% 2012	1,737	1,675
International Paper Co. 7.40% 2014	41,750	41,719
International Paper Co. 7.95% 2018	37,555	37,409
ArcelorMittal 5.375% 2013[2]	25,000	24,690
ArcelorMittal 6.125% 2018[2]	52,900	51,641
C5 Capital (SPV) Ltd. 6.196% (undated)[1,2]	15,000	14,528
C8 Capital (SPV) Ltd. 6.64% (undated)[1,2]	45,475	42,292
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	18,695	17,223
Stora Enso Oyj 6.404% 2016[2]	23,270	20,334
Stora Enso Oyj 7.25% 2036[2]	36,290	28,752
UPM-Kymmene Corp. 5.625% 2014[2]	37,780	33,600
UPM-Kymmene Corp. 6.625% 2017[3]	£235	357
Rio Tinto Finance (USA) Ltd. 5.875% 2013	$31,500	31,709
Bayer AG 5.00% (undated)[1]	€23,085	30,907
Rohm and Haas Co. 5.60% 2013	$ 2,450	2,457
Rohm and Haas Co. 6.00% 2017	26,850	26,191
Dow Chemical Co. 5.70% 2018	23,760	23,052
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	800	829
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	15,630	16,452
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,380	2,515
Alcoa Inc. 5.55% 2017	20,000	18,758
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	10,775	9,455
Stone Container Corp. 8.375% 2012	1,675	1,478
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,250	1,037
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	5,965	4,802
Georgia Gulf Corp. 9.50% 2014	15,380	11,573
Georgia Gulf Corp. 10.75% 2016	1,110	671
BHP Finance (USA) Ltd. 8.50% 2012	10,000	11,218
Nalco Co. 7.75% 2011	4,760	4,784
Nalco Co. 8.875% 2013	3,750	3,862
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[7]	2,254	2,085
E.I. du Pont de Nemours and Co. 4.125% 2010	2,000	2,021
E.I. du Pont de Nemours and Co. 5.00% 2013	6,355	6,415
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	2,013
Building Materials Corp. of America 7.75% 2014	11,650	9,611
Weyerhaeuser Co. 5.95% 2008	3,000	3,022
Weyerhaeuser Co. 7.375% 2032	2,500	2,487
Weyerhaeuser Co. 6.875% 2033	2,500	2,328
Plastipak Holdings, Inc. 8.50% 2015[2]	7,690	7,152
Commercial Metals Co. 6.50% 2017	7,000	7,141
Georgia-Pacific Corp. 8.125% 2011	4,025	3,995
Georgia-Pacific Corp. 9.50% 2011	2,265	2,313
Abitibi-Consolidated Inc. 7.75% 2011	505	257
Abitibi-Consolidated Co. of Canada 6.00% 2013	975	444
Abitibi-Consolidated Co. of Canada 8.375% 2015	8,495	3,865
NewPage Corp., Series B, 10.00% 2012	3,500	3,561
NewPage Corp., Series A, 12.00% 2013	980	995
Metals USA Holdings Corp. 8.698% 2012[1,6]	3,175	2,937
Metals USA, Inc. 11.125% 2015	1,200	1,254
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	5,019	4,040
Associated Materials Inc. 9.75% 2012	3,450	3,433
AMH Holdings, Inc. 0%/11.25% 2014[7]	750	499
AEP Industries Inc. 7.875% 2013[3]	4,020	3,538
Arbermarle Corp. 5.10% 2015	3,656	3,456
Rockwood Specialties Group, Inc. 7.50% 2014	2,320	2,291
Rockwood Specialties Group, Inc. 7.625% 2014	€500	727
Ryerson Inc. 10.248% 2014[1,2]	$3,000	2,835
Domtar Corp. 5.375% 2013	725	645
Domtar Corp. 7.125% 2015	2,100	2,011
Praxair, Inc. 4.625% 2015	2,500	2,404
Algoma Steel Inc. 9.875% 2015[2]	2,500	2,387
FMG Finance Pty Ltd. 10.625% 2016[2]	2,000	2,340
Graphic Packaging International, Inc. 8.50% 2011	2,375	2,310
Owens-Illinois, Inc. 7.50% 2010	2,250	2,301
ICI Wilmington, Inc. 4.375% 2008	200	200
ICI Wilmington, Inc. 5.625% 2013	2,000	2,025
Momentive Performance Materials Inc. 9.75% 2014	2,000	1,720
Packaging Corp. of America 4.375% 2008	1,500	1,500
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,497
Vale Overseas Ltd. 6.25% 2017	1,500	1,459
Berry Plastics Holding Corp. 10.25% 2016[3]	1,750	1,242
Neenah Paper, Inc. 7.375% 2014	1,140	1,012
Airgas, Inc. 6.25% 2014	550	544
Airgas, Inc. 7.125% 2018[2]	250	251
Ainsworth Lumber Co. Ltd. 6.75% 2014[8]	875	407
		626,940

INFORMATION TECHNOLOGY — 1.27%
NXP BV and NXP Funding LLC 5.463% 2013[1]	8,570	7,574
NXP BV and NXP Funding LLC 7.497% 2013[1]	€5,400	7,189
NXP BV and NXP Funding LLC 7.875% 2014	$21,895	20,253
NXP BV and NXP Funding LLC 8.625% 2015	€5,450	6,611
NXP BV and NXP Funding LLC 9.50% 2015	$31,070	27,109
KLA-Tencor Corp. 6.90% 2018	56,300	55,292
Freescale Semiconductor, Inc., Term Loan B, 4.209% 2013[1,4,5]	2,599	2,362
Freescale Semiconductor, Inc. 6.651% 2014[1]	2,500	1,987
Freescale Semiconductor, Inc. 8.875% 2014	7,300	5,968
Freescale Semiconductor, Inc. 9.125% 2014[6]	32,950	25,783
Freescale Semiconductor, Inc. 10.125% 2016	16,700	12,817
Oracle Corp. 5.75% 2018	18,000	18,018
Oracle Corp. 6.50% 2038	30,000	30,173
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	31,625	32,516
Electronic Data Systems Corp. 7.45% 2029	13,190	14,533
Jabil Circuit, Inc. 5.875% 2010	4,750	4,661
Jabil Circuit, Inc. 8.25% 2018[2]	38,525	38,621
National Semiconductor Corp. 6.15% 2012	3,700	3,738
National Semiconductor Corp. 6.60% 2017	24,500	24,247
Hewlett-Packard Co. 5.50% 2018	24,000	23,549
Sanmina-SCI Corp. 5.526% 2010[1,2]	866	862
Sanmina-SCI Corp. 6.75% 2013	4,850	4,377
Sanmina-SCI Corp. 5.526% 2014[1,2]	3,750	3,487
Sanmina-SCI Corp. 8.125% 2016	10,350	9,367
Hughes Communications, Inc. 9.50% 2014	15,425	15,676
First Data Corp., Term Loan B2, 5.552% 2014[1,4,5]	14,641	13,526
SunGard Data Systems Inc. 9.125% 2013	12,975	13,170
Ceridian Corp. 11.25% 2015[2]	11,800	10,738
Serena Software, Inc. 10.375% 2016	11,262	10,530
Cisco Systems, Inc. 5.25% 2011	10,000	10,302
Sensata Technologies BV 8.00% 2014[1]	8,575	7,932
Celestica Inc. 7.875% 2011	5,700	5,728
Nortel Networks Ltd. 6.963% 2011[1]	2,500	2,375
Nortel Networks Ltd. 10.125% 2013	750	737
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	3,070	1,197
Exodus Communications, Inc. 11.625% 2010[3,8]	1,128	0
		473,005

CONSUMER STAPLES — 1.10%
Tesco PLC 5.50% 2017[2]	33,080	32,245
Tesco PLC 5.50% 2033	£265	476
Tesco PLC 6.15% 2037[2]	52,000	48,355
CVS Caremark Corp. 2.982% 2010[1]	5,000	4,882
CVS Corp. 7.77% 2012[2,3,4]	725	743
CVS Corp. 5.789% 2026[2,4]	14,865	13,704
CVS Corp. 6.036% 2028[2,4]	32,417	30,186
CVS Caremark Corp. 6.943% 2030[2,4]	23,347	22,501
Kroger Co. 5.00% 2013	8,750	8,616
Kroger Co. 6.40% 2017	58,325	59,591
Kroger Co. 6.90% 2038	3,000	3,090
Tyson Foods, Inc. 6.85% 2016[1]	38,380	35,069
Safeway Inc. 6.35% 2017	29,710	30,629
Safeway Inc. 7.25% 2031	2,000	2,150
Delhaize Group 6.50% 2017	26,205	26,478
Delhaize America, Inc. 9.00% 2031	3,625	4,279
Stater Bros. Holdings Inc. 8.125% 2012	9,160	9,252
Stater Bros. Holdings Inc. 7.75% 2015	8,400	8,379
SUPERVALU INC., Term Loan B, 3.733% 2012[1,4,5]	2,251	2,173
SUPERVALU INC. 7.50% 2012	365	371
Albertson’s, Inc. 7.25% 2013	3,525	3,597
SUPERVALU INC. 7.50% 2014	830	835
Albertson’s, Inc. 8.00% 2031[3]	4,475	4,472
Dole Food Co., Inc. 8.625% 2009	500	479
Dole Food Co., Inc. 7.25% 2010	2,175	1,979
Dole Food Co., Inc. 8.875% 2011	7,915	7,084
Constellation Brands, Inc. 8.375% 2014	2,075	2,111
Constellation Brands, Inc. 7.25% 2017	7,695	7,233
Duane Reade Inc. 7.276% 2010[1]	2,250	2,104
Duane Reade Inc. 9.75% 2011	7,695	6,925
Vitamin Shoppe Industries Inc. 10.176% 2012[1,3]	7,490	7,659
JBS SA 10.50% 2016	6,650	6,716
Yankee Candle Co., Inc., Series B, 8.50% 2015	4,260	3,344
Yankee Candle Co., Inc., Series B, 9.75% 2017	2,065	1,497
Smithfield Foods, Inc., Series B, 8.00% 2009	1,000	1,000
Smithfield Foods, Inc., Series B, 7.75% 2013	150	133
Smithfield Foods, Inc. 7.75% 2017	3,100	2,589
Costco Wholesale Corp. 5.30% 2012	3,000	3,105
Elizabeth Arden, Inc. 7.75% 2014	3,105	2,926
Diageo Capital PLC 4.375% 2010	2,395	2,399
Pilgrim’s Pride Corp. 7.625% 2015	800	662
Pilgrim’s Pride Corp. 8.375% 2017	600	444
Cott Beverages Inc. 8.00% 2011	325	275
		412,737

Total corporate bonds & notes		16,531,731

MORTGAGE-BACKED OBLIGATIONS[4] — 22.19%
Fannie Mae 7.00% 2009	6	6
Fannie Mae 7.50% 2009	48	49
Fannie Mae 7.50% 2009	25	25
Fannie Mae 7.50% 2009	9	9
Fannie Mae 7.50% 2009	4	4
Fannie Mae 7.50% 2009	2	2
Fannie Mae 7.50% 2009	1	1
Fannie Mae 8.50% 2009	11	11
Fannie Mae 9.50% 2009	7	7
Fannie Mae 7.00% 2010	8	8
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	60,311
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	50,103
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	45,815
Fannie Mae 4.89% 2012	25,000	24,914
Fannie Mae 7.00% 2016	165	172
Fannie Mae 11.50% 2016	324	363
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	8,462	8,622
Fannie Mae 5.50% 2018	466	473
Fannie Mae 9.00% 2018	28	30
Fannie Mae 10.00% 2018	242	271
Fannie Mae 4.50% 2019	21,119	20,758
Fannie Mae 4.50% 2019	20,848	20,491
Fannie Mae 5.50% 2019	4,813	4,879
Fannie Mae 5.50% 2019	1,946	1,976
Fannie Mae 12.00% 2019	334	378
Fannie Mae 4.50% 2020	5,432	5,319
Fannie Mae 5.50% 2020	17,619	17,961
Fannie Mae 5.50% 2020	1,951	1,982
Fannie Mae 11.00% 2020	140	157
Fannie Mae 11.239% 2020[1]	311	356
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	27,797	27,562
Fannie Mae 9.00% 2022	52	56
Fannie Mae 7.50% 2023	111	118
Fannie Mae 6.00% 2024	13,837	14,083
Fannie Mae, Series 2001-4, Class GA, 10.198% 2025[1]	578	647
Fannie Mae, Series 2001-4, Class NA, 11.887% 2025[1]	2,607	2,936
Fannie Mae 6.00% 2026	31,638	32,199
Fannie Mae 6.392% 2026[1]	511	514
Fannie Mae 5.50% 2027	26,933	26,802
Fannie Mae 6.00% 2027	17,584	17,896
Fannie Mae 6.50% 2027	30,634	31,597
Fannie Mae 6.50% 2027	26,237	27,061
Fannie Mae 6.50% 2027	21,637	22,317
Fannie Mae 8.50% 2027	10	11
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	2,112	1,798
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	4,018	4,274
Fannie Mae 6.50% 2029	207	213
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	710	760
Fannie Mae 7.50% 2029	69	74
Fannie Mae 7.50% 2029	49	52
Fannie Mae 7.50% 2030	154	165
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	5,860	6,058
Fannie Mae 7.50% 2031	388	414
Fannie Mae 7.50% 2031	42	45
Fannie Mae, Series 2001-20, Class E, 9.619% 2031[1]	97	108
Fannie Mae, Series 2001-20, Class C, 12.056% 2031[1]	101	115
Fannie Mae 6.50% 2032	599	616
Fannie Mae 5.50% 2033	34,196	33,875
Fannie Mae 6.50% 2034	888	914
Fannie Mae 4.50% 2035	4,127	3,829
Fannie Mae 4.553% 2035[1]	13,435	13,493
Fannie Mae 5.50% 2035	43,685	43,248
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,859	6,910
Fannie Mae 6.50% 2035	11,201	11,626
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	9,711	7,194
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	8,728	6,113
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	2,041	1,630
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	8,896	8,905
Fannie Mae 6.00% 2036	42,175	42,653
Fannie Mae 6.00% 2036	32,704	33,064
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	22,765	23,083
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	20,401	20,695
Fannie Mae 6.00% 2036	12,799	12,946
Fannie Mae 6.50% 2036	9,823	10,200
Fannie Mae 6.50% 2036	5,341	5,472
Fannie Mae 7.00% 2036	4,420	4,603
Fannie Mae 7.00% 2036	2,189	2,301
Fannie Mae 7.00% 2036	1,931	2,029
Fannie Mae 7.00% 2036	1,183	1,233
Fannie Mae 7.50% 2036	2,109	2,211
Fannie Mae 7.50% 2036	1,054	1,105
Fannie Mae 8.00% 2036	3,394	3,559
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	32,359	32,699
Fannie Mae 5.504% 2037[1]	48,339	49,242
Fannie Mae 5.636% 2037[1]	12,609	12,841
Fannie Mae 5.772% 2037[1]	21,313	21,792
Fannie Mae 5.783% 2037[1]	23,873	24,227
Fannie Mae 6.00% 2037	79,536	80,338
Fannie Mae 6.00% 2037	24,024	24,266
Fannie Mae 6.00% 2037	14,066	14,119
Fannie Mae 6.00% 2037	8,974	9,008
Fannie Mae 6.00% 2037[3]	5,122	5,106
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	4,613	4,697
Fannie Mae 6.00% 2037	4,310	4,359
Fannie Mae 6.005% 2037[1]	39,308	40,448
Fannie Mae 6.02% 2037[1]	39,243	39,955
Fannie Mae 6.177% 2037[1]	22,754	23,369
Fannie Mae 6.50% 2037	29,702	30,607
Fannie Mae 6.50% 2037	29,038	29,750
Fannie Mae 6.50% 2037[3]	28,864	29,337
Fannie Mae 6.50% 2037	22,783	23,342
Fannie Mae 6.50% 2037	16,631	17,039
Fannie Mae 6.50% 2037	15,769	16,245
Fannie Mae 6.50% 2037	14,167	14,594
Fannie Mae 6.50% 2037	13,931	14,352
Fannie Mae 6.50% 2037	12,531	12,908
Fannie Mae 6.50% 2037[3]	10,997	11,177
Fannie Mae 6.50% 2037	10,734	10,998
Fannie Mae 6.50% 2037	9,787	10,082
Fannie Mae 6.50% 2037	8,770	9,035
Fannie Mae 6.50% 2037	1,458	1,502
Fannie Mae 6.50% 2037	1,394	1,436
Fannie Mae 6.517% 2037[1]	14,224	14,677
Fannie Mae 6.756% 2037[1]	17,340	17,893
Fannie Mae 6.792% 2037[1]	1,668	1,722
Fannie Mae 7.00% 2037	81,889	85,958
Fannie Mae 7.00% 2037	41,119	42,828
Fannie Mae 7.00% 2037	25,926	27,214
Fannie Mae 7.00% 2037	16,075	16,743
Fannie Mae 7.00% 2037	15,878	16,538
Fannie Mae 7.00% 2037	13,802	14,376
Fannie Mae 7.00% 2037	13,259	13,810
Fannie Mae 7.00% 2037[3]	12,618	13,056
Fannie Mae 7.00% 2037	11,112	11,668
Fannie Mae 7.00% 2037	9,829	10,238
Fannie Mae 7.00% 2037	7,793	8,117
Fannie Mae 7.00% 2037	7,113	7,409
Fannie Mae 7.00% 2037	6,763	7,045
Fannie Mae 7.00% 2037	6,081	6,333
Fannie Mae 7.00% 2037	5,502	5,731
Fannie Mae 7.00% 2037	4,364	4,545
Fannie Mae 7.00% 2037	2,626	2,735
Fannie Mae 7.00% 2037	2,209	2,301
Fannie Mae 7.00% 2037	1,988	2,091
Fannie Mae 7.00% 2037	1,783	1,876
Fannie Mae 7.00% 2037	1,593	1,672
Fannie Mae 7.00% 2037	1,605	1,671
Fannie Mae 7.00% 2037	1,095	1,141
Fannie Mae 7.00% 2037	833	874
Fannie Mae 7.50% 2037	8,790	9,288
Fannie Mae 7.50% 2037[3]	4,827	5,041
Fannie Mae 7.50% 2037	4,766	4,997
Fannie Mae 7.50% 2037	3,904	4,094
Fannie Mae 7.50% 2037	3,578	3,752
Fannie Mae 7.50% 2037	2,752	2,885
Fannie Mae 7.50% 2037	2,388	2,503
Fannie Mae 7.50% 2037	2,295	2,406
Fannie Mae 7.50% 2037	2,142	2,246
Fannie Mae 7.50% 2037	1,998	2,095
Fannie Mae 7.50% 2037	1,969	2,065
Fannie Mae 7.50% 2037	1,773	1,859
Fannie Mae 7.50% 2037	1,677	1,758
Fannie Mae 7.50% 2037	1,336	1,401
Fannie Mae 7.50% 2037	1,238	1,298
Fannie Mae 7.50% 2037	1,072	1,124
Fannie Mae 7.50% 2037	1,070	1,122
Fannie Mae 7.50% 2037	877	919
Fannie Mae 7.50% 2037	860	901
Fannie Mae 7.50% 2037	676	714
Fannie Mae 8.00% 2037	3,783	3,994
Fannie Mae 8.00% 2037	3,771	3,954
Fannie Mae 8.00% 2037	2,886	3,027
Fannie Mae 8.00% 2037	2,447	2,588
Fannie Mae 8.00% 2037	1,221	1,281
Fannie Mae 5.00% 2038	69,420	66,595
Fannie Mae 5.322% 2038[1]	14,378	14,573
Fannie Mae 5.745% 2038[1]	31,507	32,216
Fannie Mae 7.00% 2038	29,435	30,658
Fannie Mae 7.00% 2038	22,146	23,247
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	6,575	6,888
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	2,083	2,125
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	4,502	4,736
Fannie Mae 6.00% 2047	1,106	1,104
Fannie Mae 6.50% 2047	1,539	1,560
Fannie Mae 6.50% 2047	1,350	1,369
Fannie Mae 6.50% 2047	1,088	1,109
Fannie Mae 7.00% 2047	7,631	7,906
Fannie Mae 7.00% 2047	544	564
Fannie Mae 7.50% 2047	1,747	1,822
Fannie Mae 7.50% 2047	1,281	1,336
Fannie Mae 7.50% 2047	1,096	1,143
Freddie Mac 8.00% 2009	—	—
Freddie Mac 8.50% 2009	22	22
Freddie Mac 8.50% 2010	25	26
Freddie Mac 6.00% 2017	462	477
Freddie Mac, Series 2310, Class A, 10.552% 2017[1]	434	479
Freddie Mac 11.00% 2018	62	69
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,326
Freddie Mac 5.50% 2019	10,165	10,353
Freddie Mac 8.50% 2020	144	154
Freddie Mac 8.50% 2020	50	54
Freddie Mac, Series 41, Class F, 10.00% 2020	100	100
Freddie Mac, Series 178, Class Z, 9.25% 2021	76	76
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,945	1,819
Freddie Mac, Series 2922, Class EL, 4.50% 2023	42,739	42,400
Freddie Mac 5.00% 2023	46,376	45,871
Freddie Mac 5.00% 2023	45,450	44,955
Freddie Mac 5.00% 2023	15,017	14,853
Freddie Mac 5.00% 2023	4,935	4,881
Freddie Mac 5.00% 2023	2,737	2,707
Freddie Mac 5.00% 2023	270	267
Freddie Mac 5.50% 2023	11,161	11,242
Freddie Mac 5.50% 2023	9,662	9,732
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,203	2,285
Freddie Mac 6.00% 2026	34,444	35,054
Freddie Mac 6.00% 2026	26,106	26,569
Freddie Mac 8.00% 2026	94	100
Freddie Mac 5.50% 2027	16,800	16,718
Freddie Mac 6.00% 2027	194,713	198,165
Freddie Mac 8.50% 2027	22	24
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,835	3,905
Freddie Mac, Series 2122, Class QM, 6.25% 2029	6,689	6,825
Freddie Mac 4.50% 2033	7,005	6,514
Freddie Mac 4.636% 2035[1]	16,103	16,158
Freddie Mac, Series 3061, Class PN, 5.50% 2035	49,918	50,557
Freddie Mac 6.50% 2035[3]	417	424
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	8,607	6,492
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	6,240	4,971
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	6,168	4,928
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	5,467	4,359
Freddie Mac, Series 3257, Class PA, 5.50% 2036	53,075	53,164
Freddie Mac, Series 3233, Class PA, 6.00% 2036	43,262	44,203
Freddie Mac, Series 3156, Class NG, 6.00% 2036	14,062	14,517
Freddie Mac, Series 3286, Class JN, 5.50% 2037	68,258	68,175
Freddie Mac, Series 3318, Class JT, 5.50% 2037	37,803	37,736
Freddie Mac 5.50% 2037	36,517	36,032
Freddie Mac, Series 3312, Class PA, 5.50% 2037	28,888	28,814
Freddie Mac 5.63% 2037[1]	17,456	17,742
Freddie Mac 5.684% 2037[1]	8,980	9,116
Freddie Mac 5.998% 2037[1]	31,988	32,705
Freddie Mac, Series 3271, Class OA, 6.00% 2037	18,355	18,929
Freddie Mac 6.00% 2037	3,486	3,526
Freddie Mac 6.00% 2037	1,833	1,854
Freddie Mac 6.074% 2037[1]	14,441	14,767
Freddie Mac 6.103% 2037[1]	24,643	25,093
Freddie Mac 6.224% 2037[1]	20,648	20,754
Freddie Mac 6.287% 2037[1]	3,905	3,983
Freddie Mac 6.333% 2037[1]	37,544	38,562
Freddie Mac 7.00% 2037	28,620	29,832
Freddie Mac 7.00% 2037	2,690	2,804
Freddie Mac 7.00% 2037	2,364	2,465
Freddie Mac 7.00% 2037	1,936	2,018
Freddie Mac 7.00% 2037[3]	1,215	1,259
Freddie Mac 7.00% 2037[3]	1,014	1,050
Freddie Mac 7.00% 2037[3]	945	979
Freddie Mac 7.50% 2037	31,730	33,188
Freddie Mac 4.50% 2038	119,000	110,326
Freddie Mac 5.00% 2038	54,777	52,556
Freddie Mac 5.00% 2038	46,079	44,210
Freddie Mac 5.00% 2038	40,404	38,766
Freddie Mac 5.00% 2038	33,857	32,477
Freddie Mac 5.00% 2038	22,811	21,886
Freddie Mac 5.00% 2038	22,798	21,873
Freddie Mac 5.615% 2038[1]	37,068	37,710
Freddie Mac 6.00% 2038	332,520	335,885
Freddie Mac 6.50% 2047	2,739	2,795
Freddie Mac 6.50% 2047	1,306	1,333
Freddie Mac 7.00% 2047	1,214	1,258
Freddie Mac 7.00% 2047	707	733
CS First Boston Mortgage Securities Corp., Series 2003-23, Class II-A-8, 4.50% 2018	11,683	10,811
CS First Boston Mortgage Securities Corp., Series 2003-27, Class VI-A-1, 5.00% 2018	8,590	8,309
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018	4,173	3,922
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	17,686	16,729
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	521	497
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	55	54
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	3,713	3,171
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,065	1,011
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	7,421	6,494
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	453	467
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	652	634
CS First Boston Mortgage Securities Corp., Series 2005-10, Class III-A-3, 5.50% 2035	11,000	7,198
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	5,542	5,013
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	45,612	46,853
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[1,2]	1,500	1,448
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2]	29,095	18,055
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036	28,090	25,900
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	25,077	24,504
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 2036[1,2]	500	455
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	26,650	27,464
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	78	78
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	16,000	15,899
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	12,506
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-2, 4.512% 2037	1,690	1,668
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	19,090
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	9,201
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[2]	8,240	6,702
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 2038[2]	2,000	1,673
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	20,710	20,197
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	12,200	12,132
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[1]	12,000	11,814
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	19,898
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.711% 2039[1]	14,750	14,556
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.847% 2039[1]	7,305	7,107
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	42,000	41,099
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[1]	5,000	4,655
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.155% 2041[1]	850	883
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 6.192% 2034[1,2]	2,500	2,252
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	738	728
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	11,232	11,219
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.494% 2037[1]	61,300	60,586
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 2037[2]	400	390
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	6,424	6,191
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	20,417
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	20,058	19,801
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	9,932	9,866
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	24,507
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[1]	1,655	1,556
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,054
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[1]	21,259	20,763
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[1]	29,000	28,514
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	91,050
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019	7,284	6,774
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	11,467	10,179
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	13,695	13,078
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	17,556	14,872
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	46,107	41,677
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	36,691	35,946
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	23,650	21,387
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	17,386	14,932
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	9,892	9,297
Countrywide Alternative Loan Trust, Series 2005-J13, Class 2-A-4, 5.50% 2035	8,060	5,283
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-12, 5.50% 2035	8,000	5,243
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-16, 5.50% 2035	4,618	3,147
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,442	2,047
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	11,960	10,528
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,994	5,037
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	1,001	836
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	17,124	15,909
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 2.833% 2037[1]	24,717	16,333
Countrywide Alternative Loan Trust, Series 2007-24, Class A-10, 7.00% 2037	13,464	12,974
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.951% 2047[1]	43,870	33,393
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	17,416	16,482
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[1]	13,964	13,463
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 3.952% 2033[1]	6,348	6,057
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[1]	4,243	4,184
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.553% 2034[1]	25,754	25,259
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.069% 2036[1]	2,635	2,559
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.826% 2037[1]	49,993	47,223
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.874% 2037[1]	42,720	40,399
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.878% 2037[1]	35,700	32,270
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.002% 2035[1]	3,474	2,839
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 2.863% 2036[1]	16,033	13,714
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.919% 2036[1]	69,506	62,102
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[1]	6,756	5,517
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1-A1, 2.783% 2037[1]	9,172	6,737
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.89% 2037[1]	37,463	33,329
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.961% 2037[1]	22,478	17,244
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.992% 2037[1]	43,950	39,120
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.996% 2037[1]	9,153	7,159
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	14,013	13,250
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	8,427	7,643
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	31,991	26,715
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	2,363	1,348
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	27,650	25,173
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	1,000	687
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	3,000	2,078
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.959% 2036[1]	15,110	11,379
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	51,132	43,999
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	12,200	9,029
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	30,296	25,714
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1-A-2, 6.00% 2037	10,069	6,426
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	60,292	43,344
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	49,460	41,076
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	66,504	56,458
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.412% 2031[1]	185,266	2,069
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.23% 2031[1,2]	130,162	1,462
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	16,480	17,105
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	10,957	10,831
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 2035[2]	3,000	3,107
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	676	675
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	9,673
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	64,000	63,434
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	38,825	37,578
Nykredit 4.00% 2035	DKr296,562	53,621
Nykredit 5.00% 2038	172,380	32,991
Nykredit 6.00% 2038	164,600	33,145
Nykredit 6.00% 2038	87,000	17,744
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2,3]	$33,000	32,772
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,3]	3,300	3,219
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 2035[2,3]	7,460	6,998
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2]	48,500	47,264
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2,3]	14,180	13,535
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2]	12,329	11,100
SBA CMBS Trust, Series 2006-1A, Class E, 6.174% 2036[2]	4,025	3,557
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,3]	375	338
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,3]	3,375	3,020
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,3]	5,040	4,548
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,3]	2,375	2,142
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	4,200	4,189
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	2,624	2,591
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A-2, 4.368% 2041	1,530	1,521
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	22,919	22,873
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,933
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[1]	35,000	33,560
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[1]	4,650	4,422
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	17,000	16,928
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.44% 2044[1]	5,350	5,173
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.445% 2044[1]	8,038	7,963
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,544
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	2,500	1,965
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.085% 2037[1]	27,706	23,401
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	77,369	67,562
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	26,758	24,116
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	36,000	35,464
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	43,000	41,542
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[2]	31,000	27,600
Crown Castle Towers LLC, Series 2006-1, Class F, 6.65% 2036[2,3]	10,350	9,041
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,3]	1,400	1,194
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	15,084	13,959
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	9,861	9,229
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019	18,707	17,311
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	5,362	5,074
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020	33,004	30,888
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.634% 2036[1]	10,000	8,219
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.652% 2036[1]	28,224	27,080
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.968% 2033[1]	11,277	10,927
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.124% 2033[1]	3,954	3,891
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 6.383% 2033[1]	1,887	1,814
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.211% 2034[1]	10,763	10,388
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.957% 2034[1]	1,896	1,845
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	51,800	46,529
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.949% 2035[1]	35,931	31,260
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2]	33,100	31,918
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2,3]	10,000	9,173
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[2]	10,000	8,684
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,3]	36,415	30,385
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3]	11,375	9,213
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3]	13,470	10,652
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	31,437	29,751
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	26,469	23,328
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	31,136	25,071
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	47,646	48,869
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	9,700
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	2,000	1,949
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	891
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 5.144% 2042[1]	15,360	15,180
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,260	1,243
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 4.596% 2033[1]	3,107	2,802
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 4.733% 2033[1]	1,681	1,498
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.632% 2034[1]	7,565	7,263
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.087% 2034[1]	3,150	2,940
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.611% 2035[1]	25,355	19,624
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.932% 2047[1]	8,951	8,450
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.094% 2047[1]	18,097	17,705
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[1]	51,820	49,627
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.065% 2045[1]	7,645	7,216
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.282% 2039[1]	8,000	7,335
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	17,363
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[1]	33,700	32,122
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	1,800	1,853
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	29,890	30,812
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035	9,000	8,990
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 2036[1,2]	1,000	881
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 2036[1,2]	1,000	849
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	8,000	7,939
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[3]	47,672	48,147
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2,3]	22,500	22,210
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	3,670	3,519
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[2,3]	10,000	9,280
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[2,3]	4,730	4,336
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,3]	8,730	7,928
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	5,124	4,913
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	33,472	32,237
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.916% 2035[1]	10,426	9,922
Deutsche Genossenschaftsbank-Hypothekenbank AG 5.25% 2009	€29,447	46,468
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.416% 2037[1]	$ 4,620	4,396
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[1]	8,500	8,229
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.841% 2039[1]	3,050	3,011
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[1]	6,805	6,475
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 2043[1]	5,065	4,763
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[1]	6,300	5,834
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[1]	10,250	9,952
MASTR Alternative Loan Trust, Series 2004-5, Class 4-A-1, 5.50% 2019	17,748	16,182
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	4,584	4,263
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	576	545
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,108	1,047
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	14,014	12,329
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,460	3,193
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	4,429	4,098
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	430	407
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	42,375	41,963
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	10,915
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	18,814
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	9,955	9,813
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[1]	41,210	38,315
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.836% 2036[1]	26,055	21,438
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.365% 2036[1]	21,160	16,727
Bank of America 5.50% 2012[2]	34,750	36,091
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	14,144	14,706
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	8,300	8,373
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,450
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 2040[1]	10,000	9,242
Nationwide Building Society, Series 2007-2, 5.50% 2012[2]	34,750	35,300
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.37% 2030[1]	31,076	31,172
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.37% 2030[1]	3,750	3,755
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	9,605	9,124
Residential Asset Securitization Trust, Series 2005-A7, Class A-5, 5.50% 2035	5,338	3,504
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	15,214	13,617
Residential Asset Securitization Trust, Series 2006-A8, Class 3-A-11, 6.00% 2036	3,853	2,509
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class IA-3, 5.75% 2036	10,000	6,648
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class IA-1, 6.00% 2036	15,000	11,607
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037	15,000	10,243
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031	4,605	4,711
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	17,125	17,607
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	5,149
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[1]	33,465	26,701
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	18,940	18,989
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	2,049	2,070
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,258	5,454
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.89% 2035[1]	24,629	17,669
Banc of America Funding Trust, Series 2007-1, Class T-A-5, 6.09% 2037[1]	13,249	8,708
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	17,232	17,655
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	7,488	7,669
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.681% 2034[1]	5,560	5,210
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	2,414	2,209
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.57% 2035[1]	22,450	17,461
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 5.771% 2036[1]	18,925	14,286
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.298% 2036[1]	13,543	10,291
TBW Mortgage-Backed Trust, Series 2006-1, Class 6-A-1, 6.50% 2036	16,945	10,657
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 2.663% 2037[1]	22,000	13,851
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	11,274	10,219
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	15,189	13,497
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 2.603% 2046[1]	25,066	23,479
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	99	99
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	18,609
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	1,374	1,387
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,544
Northern Rock PLC 5.625% 2017[2]	20,000	20,146
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.922% 2036[1]	25,408	19,146
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	13,195	12,652
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.61% 2037[1]	7,484	6,121
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	18,000	18,179
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037	22,041	17,688
Government National Mortgage Assn. 6.50% 2008	4	5
Government National Mortgage Assn. 6.50% 2008	3	3
Government National Mortgage Assn. 7.50% 2008	1	1
Government National Mortgage Assn. 7.50% 2008	—	—
Government National Mortgage Assn. 6.50% 2009	8	9
Government National Mortgage Assn. 7.50% 2009	12	12
Government National Mortgage Assn. 7.50% 2009	9	9
Government National Mortgage Assn. 7.50% 2009	8	8
Government National Mortgage Assn. 7.50% 2009	5	5
Government National Mortgage Assn. 7.50% 2009	4	5
Government National Mortgage Assn. 7.50% 2009	3	4
Government National Mortgage Assn. 7.50% 2009	3	3
Government National Mortgage Assn. 9.00% 2009	41	41
Government National Mortgage Assn. 9.50% 2009	116	117
Government National Mortgage Assn. 9.50% 2009	8	8
Government National Mortgage Assn. 9.00% 2016	79	87
Government National Mortgage Assn. 9.00% 2017	23	25
Government National Mortgage Assn. 9.50% 2019	167	186
Government National Mortgage Assn. 8.50% 2020	28	30
Government National Mortgage Assn. 8.50% 2020	9	10
Government National Mortgage Assn. 9.50% 2020	68	76
Government National Mortgage Assn. 10.00% 2020	532	604
Government National Mortgage Assn. 8.50% 2021	179	195
Government National Mortgage Assn. 8.50% 2021	113	123
Government National Mortgage Assn. 8.50% 2021	40	44
Government National Mortgage Assn. 8.50% 2021	35	38
Government National Mortgage Assn. 10.00% 2021	1,021	1,144
Government National Mortgage Assn. 9.00% 2022	24	27
Government National Mortgage Assn. 8.50% 2023	25	27
Government National Mortgage Assn. 8.50% 2024	16	17
Government National Mortgage Assn. 8.50% 2024	15	16
Government National Mortgage Assn. 8.50% 2027	29	32
Government National Mortgage Assn. 8.50% 2028	24	26
Government National Mortgage Assn. 8.50% 2029	28	30
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	5,310	3,983
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[1,3]	10,287	10,381
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	12,941	13,073
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,898	3,857
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.887% 2036[1]	20,367	16,500
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.658% 2033[1]	9,897	9,337
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.541% 2033[1]	7,187	6,973
Washington Mutual Mortgage, WMALT Series 2005-4, Class 3-CB, 5.50% 2020	7,903	7,098
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,158	1,078
Washington Mutual Mortgage, WMALT Series 2006-2, Class 1-A-3, 6.00% 2036	12,000	7,953
Dexia Municipal Agency 3.50% 2009	€10,076	15,562
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.915% 2049[1]	$15,800	15,441
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	4,697	4,445
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[1,2]	4,851	4,842
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.712% 2027[1,2]	1,764	1,762
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.81% 2028[1,2]	1,170	1,164
Structured Asset Securities Corp., Series 2003-17A, Class 3-A-1, 6.545% 2033[1]	569	554
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	2,303	2,136
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[1]	15,000	14,769
BCAP LLC Trust, Series 2006-AA2, Class A-1, 2.653% 2037[1]	22,970	14,708
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	14,000	13,699
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	13,104	11,670
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	14,252	11,315
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.641% 2036[1]	10,524	10,154
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	9,592
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	10,196	9,522
First Horizon Mortgage Pass-Through Trust, Series 2003-5, Class II-A-2, 5.00% 2018	9,073	8,564
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	7,946	8,003
Rheinische Hypothekenbank Eurobond 4.25% 2008	€5,000	7,860
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.379% 2042[1]	$7,875	7,769
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	1,567	1,565
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	6,083	6,115
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[1,2]	8,500	7,675
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.759% 2046[1]	6,045	5,789
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[2]	5,000	5,393
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	4,279	4,285
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[1]	4,293	4,050
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.744% 2033[1]	4,064	3,946
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.738% 2036[1]	4,000	3,204
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.904% 2040[1,2]	1,542	1,318
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	1,099	1,108
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	1,064	1,043
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[2]	433	317
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	309	304
		8,285,271

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 9.20%
U.S. Treasury 4.875% 2008	39,490	39,692
U.S. Treasury 3.875% 2009	55,925	56,661
U.S. Treasury 3.875% 2009[3,9]	4,420	4,564
U.S. Treasury 5.50% 2009	155,630	159,904
U.S. Treasury 5.75% 2010	39,950	42,516
U.S. Treasury 2.375% 2011[3,9]	1,109	1,175
U.S. Treasury 4.50% 2011	79,000	82,388
U.S. Treasury 4.625% 2011	360,000	378,281
U.S. Treasury 4.875% 2011	90,030	95,147
U.S. Treasury 3.875% 2012	14,000	14,357
U.S. Treasury 4.125% 2012	71,000	73,476
U.S. Treasury 4.25% 2012	312,450	325,242
U.S. Treasury 4.625% 2012	5,525	5,812
U.S. Treasury 4.875% 2012	322,450	342,049
U.S. Treasury 3.625% 2013	10,000	10,146
U.S. Treasury 4.25% 2013	447,356	466,789
U.S. Treasury 2.00% 2014[3,9]	5,899	6,267
U.S. Treasury 4.00% 2014	43,815	45,207
U.S. Treasury 4.25% 2014	5,625	5,872
U.S. Treasury Principal Strip 0% 2014	155,072	127,525
U.S. Treasury Principal Strip 0% 2014	48,505	39,466
U.S. Treasury Principal Strip 0% 2014	29,695	23,898
U.S. Treasury 1.875% 2015[3,9]	2,595	2,719
U.S. Treasury 11.25% 2015	140,000	202,590
U.S. Treasury 4.50% 2016	85,301	89,723
U.S. Treasury 2.375% 2017[3,9]	4,660	5,050
U.S. Treasury 4.50% 2017	172,500	179,724
U.S. Treasury 4.625% 2017	53,630	56,458
U.S. Treasury 8.875% 2017	43,500	59,248
U.S. Treasury 3.875% 2018	42,040	41,685
U.S. Treasury 8.125% 2019	10,000	13,369
U.S. Treasury 7.125% 2023	35,000	44,808
U.S. Treasury 2.375% 2025[3,9]	4,102	4,301
U.S. Treasury 6.875% 2025	89,700	114,325
U.S. Treasury 6.00% 2026	78,000	91,364
U.S. Treasury 3.375% 2032[3,9]	4,235	5,316
U.S. Treasury 4.50% 2036	50,310	49,980
U.S. Treasury Principal Strip 0% 2037	14,500	3,967
CoBank ACB 7.875% 2018[2]	22,115	21,997
CoBank ACB 3.376% 2022[1,2]	46,470	36,965
Freddie Mac 5.25% 2011	20,000	20,895
Freddie Mac 5.50% 2016	20,000	21,076
Federal Agricultural Mortgage Corp. 4.875% 2011[2]	10,000	10,309
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[4]	7,810	7,885
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,050
Fannie Mae 5.121% 2009[1]	575	582
		3,435,820

ASSET-BACKED OBLIGATIONS[4] — 7.45%
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	16,627	16,596
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	12,000	11,906
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 2.49% 2013[1]	125,000	111,002
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	28,269	25,694
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 2.53% 2014[1]	10,000	8,449
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	4,572	4,078
Drive Auto Receivables Trust, Series 2006-2, Class A-2, MBIA insured, 5.30% 2011[2]	1,056	1,042
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	13,710	13,673
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	51,346	50,891
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2]	17,500	17,276
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[2]	67,000	64,446
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[2]	20,000	19,025
CSAB Mortgage-backed Trust, Series 2006-3, Class A-2, 2.643% 2036[1]	36,600	30,796
CSAB Mortgage-backed Trust, Series 2006-4, Class A-2-B, 2.643% 2036[1]	15,500	10,719
CSAB Mortgage-backed Trust, Series 2006-2, Class A-2, 2.653% 2036[1]	40,500	34,589
CSAB Mortgage-backed Trust, Series 2006-4, Class A-3, 2.703% 2036[1]	26,000	15,297
CSAB Mortgage-backed Trust, Series 2006-3, Class A-3-B, 2.713% 2036[1]	27,626	17,425
CSAB Mortgage-backed Trust, Series 2006-1, Class A-3, 2.723% 2036[1]	11,589	7,971
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[1]	25,000	20,476
CSAB Mortgage-backed Trust, Series 2006-4, Class A-4, 5.873% 2036[1]	18,000	11,779
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-3B, 5.908% 2037[1]	5,757	3,683
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-4, 5.95% 2037[1]	13,334	8,469
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[2]	1,820	1,781
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[2,3]	5,003	4,631
CPS Auto Receivables Trust, Series 2006-C, Class A-3, XLCA insured, 5.14% 2011[2]	16,300	16,029
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[2]	12,503	12,446
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2]	6,515	6,538
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[2]	10,000	9,966
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[2]	23,000	22,005
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[2,3]	15,100	9,815
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[2,3]	26,200	17,030
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[2]	319	294
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[2,3]	20,000	17,032
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 2014[2]	18,950	16,027
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 2.481% 2012[1]	4,000	3,722
Capital One Auto Finance Trust, Series 2005-C, Class A-4-B, FGIC insured, 2.511% 2012[1]	106,750	91,271
Capital One Auto Finance Trust, Series 2006-C, Class A-4, FGIC insured, 2.501% 2013[1]	25,000	22,004
Chase Issuance Trust, Series 2007-A9, Class A, 2.501% 2014[1]	77,310	75,390
Chase Issuance Trust, Series 2006-4, Class C, 2.761% 2014[1]	8,000	6,964
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	17,747
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 2.501% 2013[1,2]	12,000	11,310
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[2]	4,000	3,642
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[2]	35,055	33,100
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.521% 2015[1,2]	42,000	36,914
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	55,200	51,155
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	30,000	27,098
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	57,000	58,207
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	12,731	12,303
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-2, FGIC insured, 5.20% 2010	1,442	1,441
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-4, FGIC insured, 2.521% 2014[1]	71,000	63,995
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	35,160	35,445
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	24,250	24,735
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	9,780	4,132
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2035[1]	12,500	10,028
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	45,766	44,745
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	19,088	18,679
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	18,776	17,887
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	7,630	7,640
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	9,302
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	8,446	8,364
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,800	27,399
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014[3]	15,500	14,350
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1]	3,490	3,193
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 2036[1,2]	8,387	6,013
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-3, 6.282% 2036[1,2,3]	3,935	1,866
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-5, 6.831% 2036[1,2,3]	4,725	999
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-6, 7.00% 2036[1,2,3]	1,816	315
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class M-2, 2.853% 2037[1,3]	2,054	182
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class B-2, 4.483% 2037[1,3]	1,194	61
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class B-3, 4.983% 2037[1,3]	1,000	50
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A-2, 5.588% 2037[1]	8,000	6,783
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF-2, 5.721% 2037[1]	11,305	10,151
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1]	3,061	2,753
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A-2A, 5.891% 2037[1]	16,354	15,928
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[2]	4,572	4,581
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[2]	11,161	10,910
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[2,3]	30,000	27,600
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,750	7,243
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034	15,050	8,023
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[1]	9,650	6,414
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[1]	35,499	19,195
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP2, Class A-2C, 2.703% 2037[1]	5,307	2,980
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A-2B, 2.723% 2037[1]	48,413	37,698
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	40,250	40,470
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[2]	43,538	38,680
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[1,2]	21,200	20,577
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 2013[1,2]	20,000	17,999
Morgan Stanley Structured Trust I, Series 2007-1, Class A-3, 2.713% 2037[1]	47,595	36,504
J.P. Morgan Alternative Loan Trust, Series 2006-S3, Class A-6, 6.12% 2036[1]	44,663	35,767
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	35,000	35,545
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[1]	5,000	2,167
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[1]	17,500	11,370
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[1]	35,000	17,342
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-6, FGIC insured, 6.249% 2037[1]	7,500	2,545
Capital One Master Trust, Series 2002-1A, Class B, 3.071% 2011[1]	1,000	988
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 2.871% 2013[1]	14,000	12,799
Capital One Multi-asset Execution Trust, Series 2008-5, Class A, 4.85% 2014	19,500	19,600
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018	390	372
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	7,527
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	9,543	9,509
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	2,104	2,169
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 2.658% 2027[1]	688	673
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	2,346	2,360
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,058
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	1,058	1,028
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	2,659	2,601
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 4.171% 2012[1]	5,540	5,463
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[2]	15,000	14,857
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,435	3,392
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 2.891% 2015[1]	10,000	8,642
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012	32,439	31,939
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	16,000	16,015
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	12,000	11,779
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	26,000	26,297
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	6,540	5,569
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	25,131	20,105
Structured Asset Securities Corp., Series 2005-S7, Class A2, 2.783% 2035[1,2]	13,614	11,049
Structured Asset Securities Corp., Series 2006-S2, Class A-1, 2.553% 2036[1]	2,542	2,387
Structured Asset Securities Corp., Series 2007-BC3, Class 1-A2, 2.623% 2047[1]	15,000	12,234
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.728% 2013[1]	19,200	18,744
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	7,000	6,468
Hyundai Auto Receivables Trust, Series 2006-A, Class A-4, 5.26% 2012	25,000	25,191
MASTR Asset-backed Securities Trust, Series 2006-WMC2, Class A-3, 2.573% 2036[1]	16,000	15,472
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[1]	11,500	9,425
UPFC Auto Receivables Trust, Series 2006-B, Class A-2, AMBAC insured, 5.15% 2009	20	20
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	2,920	2,905
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	8,571	8,159
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	13,275	12,493
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[1]	26,225	23,418
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 3.013% 2034[1]	18,822	15,249
Morgan Stanley ABS Capital I Inc., Series 2004-HE9, Class M-5, 3.533% 2034[1]	10,880	8,123
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-NC4, Class A-2b, 2.573% 2036[1]	15,000	14,642
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-HE4, Class A-3, 2.633% 2036[1]	10,000	8,600
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	4,067	4,088
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	17,994	18,793
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	20,000	19,875
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 2.612% 2013[1]	2,000	1,910
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A-4, 2.633% 2036[1]	10,000	7,958
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF-3, 5.532% 2036[1]	15,000	13,538
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[1]	14,709	13,711
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-3B, 5.846% 2037[1]	8,477	5,924
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	8,245	8,025
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	8,199
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	2,885
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2, Class A-3B, 2.663% 2037[1]	25,000	17,672
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class M-6, 3.163% 2037[1,3]	4,175	358
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class M-7, 3.683% 2037[1,3]	3,887	290
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,3]	26,017	18,090
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	13,936	13,938
Capital Auto Receivables Asset Trust, Series 2006-SN1, Class C, 5.77% 2010[2]	3,700	3,646
Long Beach Mortgage Loan Trust, Series 2006-3, Class II-A3, 2.663% 2046[1]	25,564	17,147
GSAA Home Equity Trust, Series 2006-6, Class AF-6, 6.004% 2036[1]	20,000	17,027
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036[1]	16,874	16,634
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,720	16,589
GE-WMC Mortgage Securities LLC, Series 2005-2, Class A-2-C, 2.733% 2035[1]	17,990	16,416
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 3.608% 2032[1,3]	394	177
Option One Mortgage Loan Trust, Series 2006-3, Class II-A-2, 2.583% 2037[1]	16,275	14,552
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 2012[2]	10,000	9,941
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 2012[2]	5,000	4,651
Citicorp Residential Mortgage Trust, Series 2006-2, Class A-4, 5.775% 2036[1]	10,000	8,345
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 2.543% 2037[1]	6,400	5,625
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	14,500	13,606
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A-1, 2.633% 2036[1]	23,916	12,901
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	10,950	10,712
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	1,775
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 2.983% 2034[1]	14,434	12,272
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	13,146	12,058
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 2.633% 2036[1]	18,000	11,919
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1,3]	1,893	757
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[1]	18,677	5,971
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1]	15,653	5,031
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017[2]	12,472	11,637
CWABS Asset-backed Certificates Trust, Series 2007-2, Class 2-A-3, 2.623% 2037[1]	20,000	11,512
SACO I Trust, Series 2005-5, Class I-A, 2.723% 2035[1]	7,405	5,052
SACO I Trust, Series 2006-10, Class A, 2.633% 2036[1]	14,145	3,306
SACO I Trust, Series 2006-5, Class II-A-3, 2.663% 2036[1]	7,500	713
SACO I Trust, Series 2006-4, Class A-3, 2.693% 2036[1]	5,742	1,618
Providian Master Note Trust, Series 2005-A1, Class A, 2.531% 2012[1,2]	10,000	9,995
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	2,169	2,205
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	5,656	5,576
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029[3]	2,272	1,068
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 4.221% 2033[1]	980	918
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 2.621% 2037[1]	20,086	9,683
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	9,841	9,427
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 2.783% 2037[1]	24,201	9,095
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	10,000	$ 8,573
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	8,000	8,019
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014[3]	2,700	2,376
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,385	1,002
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022[3]	4,546	4,000
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	6,697
Discover Card Master Trust I, Series 1996-4, Class B, 3.021% 2013[1]	7,000	6,505
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	11,000	5,900
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	7,666	5,611
Bear Stearns Mortgage Funding Trust, Series 2007-SL1, Class I-A, 2.643% 2037[1]	15,353	5,483
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	6,078	5,466
American Express Credit Account Master Trust, Series 2006-3, Class C, 2.751% 2014[1,2]	6,000	5,373
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.103% 2035[1]	6,500	5,059
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	2,784	2,667
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[2]	2,500	2,318
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 2.791% 2034[1]	6,476	4,782
Consumer Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	4,140	4,234
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,500	2,167
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	2,000	1,664
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	4,855	3,786
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011	3,750	3,768
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[2,3]	3,580	3,491
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,892	2,901
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[1,2]	2,661	2,619
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2]	£1,160	2,064
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	$1,342	1,305
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 2036[1,2]	2,000	894
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	636	553
		2,779,158

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.61%
Japanese Government 0.90% 2008	¥9,998,250	94,358
Japanese Government 1.80% 2010	487,350	4,680
Japanese Government 1.30% 2011	7,643,050	72,947
Japanese Government 1.50% 2014	3,150,950	30,153
Japanese Government 1.70% 2016	3,754,600	36,142
Japanese Government 1.70% 2017	6,774,850	64,870
Japanese Government 2.30% 2035	3,629,700	33,508
Israeli Government 6.00% 2010[3]	ILS405,580	123,798
Israeli Government 7.50% 2014[3]	232,880	75,463
Israeli Government 6.50% 2016[3]	27,375	8,416
Israeli Government 5.50% 2017[3]	318,800	91,175
German Government 4.50% 2009	€ 4,040	6,352
German Government 3.75% 2013	11,490	17,391
German Government, Series 6, 4.00% 2016	72,120	108,809
German Government 3.75% 2017	45,760	67,702
German Government 6.25% 2030	11,120	20,438
United Kingdom 5.25% 2012	£13,030	25,991
United Kingdom 4.75% 2015	21,303	41,400
United Kingdom 4.00% 2016	48,080	88,720
United Kingdom 4.75% 2038	23,305	46,830
Polish Government 6.00% 2009	PLN168,790	78,651
Polish Government 4.25% 2011	155,010	67,867
Polish Government 5.25% 2017	110,040	46,894
Singapore (Republic of) 4.375% 2009	S$65,430	49,049
Singapore (Republic of) 2.625% 2010	62,325	46,904
Singapore (Republic of) 3.125% 2011	S$46,070	$35,158
Singapore (Republic of) 3.625% 2011	11,395	8,820
Singapore (Republic of) 3.75% 2016	60,635	45,913
Swedish Government 5.00% 2009	SKr422,380	70,447
Swedish Government 5.25% 2011	311,885	52,521
Canadian Government 4.25% 2026[3,9]	C$67,670	96,637
Spanish Government 2.90% 2008	€28,790	45,102
Spanish Government 4.20% 2013	27,800	42,550
United Mexican States Government Global 10.375% 2009	$9,700	10,112
United Mexican States Government Global 6.375% 2013	5,150	5,433
United Mexican States Government, Series MI10, 9.50% 2014	MXN255,000	25,328
United Mexican States Government, Series M20, 10.00% 2024	334,800	34,433
United Mexican States Government Global 6.75% 2034	$8,570	9,114
Belgium (Kingdom of), Series 49, 4.00% 2017	€57,070	84,059
Netherlands Government Eurobond 5.00% 2012	9,560	15,164
Netherlands Government Eurobond 4.25% 2013	26,810	41,241
Netherlands Government Eurobond 4.50% 2017	14,970	23,078
Queensland Treasury Corp. 6.00% 2015	A$53,290	48,227
Queensland Treasury Corp. 6.00% 2017	33,210	29,708
Russian Federation 7.50% 2030[4]	$65,399	73,567
Russian Federation 7.50% 2030[2,4]	143	161
Malaysian Government 3.869% 2010	MYR89,980	27,482
Malaysian Government 3.718% 2012	60,000	18,024
Malaysian Government 4.262% 2016	41,970	12,477
South Korean Government 5.00% 2011	KRW44,064,520	41,218
French Government O.A.T. Eurobond 4.00% 2009	€13,840	21,681
French Government O.A.T. Eurobond Strip Principal 0% 2019	14,000	12,927
French Government O.A.T. Eurobond 4.75% 2035	2,890	4,381
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$24,750	31,454
Ireland Government 4.50% 2018	€14,940	22,603
Italian Government 3.75% 2011	14,335	21,940
Export-Import Bank of China 4.875% 2015[2]	$20,000	19,444
Brazilian Treasury Bill 6.00% 2010[3,9]	BRL9,135	5,515
Brazil (Federal Republic of) Global 8.00% 2018[4]	$ 644	717
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,753
Brazil (Federal Republic of) Global 12.25% 2030	425	722
Brazil (Federal Republic of) Global 7.125% 2037	1,500	1,659
Brazil (Federal Republic of) Global 11.00% 2040	2,610	3,455
Banque Centrale de Tunisie 4.75% 2011	€3,000	4,562
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,781
Argentina (Republic of) 1.933% 2012[1,3,4]	4,265	2,263
Argentina (Republic of) 5.83% 2033[3,4,6,9]	ARS25,079	4,873
Argentina (Republic of) GDP-Linked 2035	32,811	991
Argentina (Republic of) 0.63% 2038[3,4,9]	13,748	960
Corporación Andina de Fomento 6.875% 2012	$5,895	6,200
Corporación Andina de Fomento 5.125% 2015	2,000	1,897
State of Qatar 9.75% 2030	5,220	7,882
Turkey (Republic of) Treasury Bill 0% 2008	TRY2,325	1,890
Turkey (Republic of) 12.375% 2009	$500	539
Turkey (Republic of) 15.00% 2010	TRY5,250	3,925
Turkey (Republic of) 8.00% 2034	$1,250	1,200
Panama (Republic of) Global 7.125% 2026	690	731
Panama (Republic of) Global 8.875% 2027	250	315
Panama (Republic of) Global 9.375% 2029	340	446
Panama (Republic of) Global 6.70% 2036[4]	5,748	5,863
Colombia (Republic of) Global 8.25% 2014	2,500	2,856
Colombia (Republic of) Global 12.00% 2015	COP2,330,000	$1,176
Colombia (Republic of) Global 7.375% 2037	$1,000	1,072
El Salvador (Republic of) 7.65% 2035[2]	4,450	4,628
Peru (Republic of) 8.375% 2016	2,920	3,399
Peru (Republic of) 6.55% 2037	316	321
Indonesia (Republic of) 11.00% 2020	IDR10,000,000	922
Indonesia (Republic of) 12.80% 2021	11,890,000	1,232
Indonesia (Republic of) 12.90% 2022	2,562,000	266
European Investment Bank 4.75% 2012	£790	1,516
European Investment Bank 5.00% 2039	395	797
Dominican Republic 9.50% 2011[2]	$1,641	1,682
Uruguay (Republic of) 7.625% 2036[4]	1,250	1,286
Guatemala (Republic of) 10.25% 2011[2]	1,000	1,145
Egypt (Arab Republic of) Treasury Bill 0% 2009[3]	EGP6,125	1,062
Venezuela (Republic of) Global 8.50% 2014	$245	231
Venezuela (Republic of) 7.65% 2025	525	416
Venezuela (Republic of) Global 9.25% 2027	380	358
KfW International Finance Inc. 5.50% 2015	£275	540
LCR Finance PLC 5.10% 2051	165	359
		2,467,315

MUNICIPALS — 0.15%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	$23,332	21,599
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	9,145	8,948
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	8,230	8,129
State of Louisiana, Citizens Property Insurance Corp., Assessment Revenue Bonds,
Series 2006-C-3, CIFG insured, 8.25% 2025[1]	7,325	7,325
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds
(Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 3.83% 2008	5,000	5,000
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-South
Bay Plant Acquisition), Series 1999, 6.63% 2009[2]	4,715	4,728
		55,729

Total bonds & notes (cost: $35,071,617,000)		33,555,024

	Shares or
Convertible securities — 0.43%	principal amount

FINANCIALS — 0.38%
Countrywide Financial Corp., Series A, 0% convertible debentures 2037[1]	$23,778,000	23,035
Countrywide Financial Corp., Series A, 0% convertible debentures 2037[1,2]	$40,000,000	38,750
Bank of America Corp., Series L, 7.25% convertible preferred	60,000	53,100
Fannie Mae, Series 2004-1, 5.375% convertible preferred	400	24,000
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[3,10]	50,000	2,284
		141,169

CONSUMER DISCRETIONARY — 0.04%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	¤9,005,000	14,186

INFORMATION TECHNOLOGY — 0.01%
Advanced Micro Devices, Inc. 6.00% convertible debentures 2015	$770,000	$ 489
Advanced Micro Devices, Inc. 5.75% convertible debentures 2012	$5,891,000	4,367
		4,856

Total convertible securities (cost: $169,002,000)		160,211

Preferred securities — 4.47%	Shares

FINANCIALS — 4.43%
Fannie Mae, Series O, 7.00%[1,2]	2,826,220	133,981
Fannie Mae, Series S, 8.25% noncumulative	1,828,900	41,978
Fannie Mae, Series R, 7.625%	790,100	19,086
Fannie Mae, Series E, 5.10%	150,000	5,128
Washington Mutual Preferred Funding Trust IV 9.75%[1,2]	120,000,000	94,633
Washington Mutual Preferred Funding Trust I, Series A-1, 6.534%[1,2]	127,500,000	56,710
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,2	71,250,000	74,375
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up1,2	28,000,000	34,435
HSBC Capital Funding LP 8.03% noncumulative[1]	20,000,000	31,616
HSBC Bank Capital Funding (Sterling 1) LP 5.844% noncumulative[1]	185,000	299
SMFG Preferred Capital USD 1 Ltd. 6.078%[1,2]	125,114,000	106,413
Freddie Mac, Series Z, 8.375%	3,202,660	77,965
Freddie Mac, Series V, 5.57%	693,000	12,296
Freddie Mac, Series U, 5.90%	496,600	9,803
Standard Chartered PLC 6.409%[1,2]	90,200,000	72,495
Standard Chartered Capital Trust I 8.16%[1]	10,000,000	15,623
Standard Chartered PLC 7.014% noncumulative redeemable preference shares[1,2]	5,000,000	4,318
Barclays Bank PLC 7.434%[1,2]	95,860,000	90,063
Bank of America Corp., Series K, 8.00% noncumulative[1]	62,900,000	59,025
Bank of America Corp., Series E, 0% depositary shares	1,384,800	23,671
BNP Paribas 7.195%[1,2]	61,700,000	55,952
BNP Paribas Capital Trust 9.003% noncumulative trust[1,2]	15,000,000	15,662
Santander Finance Preferred S.A., Unipersonal, Series 4, 6.80%	1,600,000	35,136
Santander Finance Preferred S.A., Unipersonal, 6.50%	910,000	19,258
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	51,902,000	45,056
MUFG Capital Finance 2 Ltd. 4.85% noncumulative[1]	4,650,000	5,639
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	1,670,000	49,109
AXA SA, Series B, 6.379%[1,2]	56,870,000	45,743
PNC Preferred Funding Trust I 6.517%[1,2]	46,000,000	36,706
ILFC E-Capital Trust II 6.25%[1,2]	42,460,000	35,490
Société Générale 5.922%[1,2]	39,622,000	33,726
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	32,800,000	30,328
QBE Capital Funding II LP 6.797%[1,2]	36,055,000	30,273
XL Capital Ltd., Series E, 6.50%[1]	44,200,000	29,879
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	1,200,000	28,392
RBS Capital Trust IV 3.601% noncumulative trust[1]	24,685,000	19,562
Royal Bank of Scotland Group PLC 6.625%[1]	4,700,000	7,255
Aspen Insurance Holdings Ltd. 7.401% noncumulative[1]	1,035,500	22,813
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	30,645,000	21,643
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1]	15,500,000	19,118
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[1]	300,000	455
Lloyds TSB Group PLC 6.267%[1,2]	23,640,000	18,886
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	20,220,000	17,474
Weingarten Realty Investors, Series D, 6.75% 2008	495,420	10,528
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	5,500
ING Capital Funding Trust III 8.439% noncumulative[1]	14,880,000	15,043
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	11,250,000	11,381
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[1]	4,650,000	6,382
Zions Bancorporation, Series A, depositary shares	400,000	5,500
HBOS Capital Funding LP, Series A, 6.461% noncumulative[1]	3,200,000	5,111
CBG Florida REIT Corp., Series A, Class A, 7.114%[1,2]	18,000,000	4,891
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[2]	434,000	461
BOI Capital Funding (No. 4) LP 6.43%[1]	240,000	357
UniCredito Italiano Capital Trust IV 5.396%[1]	190,000	315
		1,652,937

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[1,2]	5,000,000	3,458

MISCELLANEOUS — 0.03%
Other preferred securities in initial period of acquisition		13,491

Total preferred securities (cost: $1,880,983,000)		1,669,886

Common stocks — 0.23%

UTILITIES — 0.15%
Drax Group PLC	3,835,176	56,471

INDUSTRIALS — 0.05%
DigitalGlobe Inc.[3,10,11]	3,984,039	15,936
Northwest Airlines Corp.[11]	296,393	1,974
Delta Air Lines, Inc.[11]	185,732	1,059
UAL Corp.[11]	10,069	53
		19,022

CONSUMER DISCRETIONARY — 0.01%
Time Warner Cable Inc., Class A11	108,650	2,877
Adelphia Recovery Trust, Series Arahova[11]	1,943,006	641
Adelphia Recovery Trust, Series ACC-1[3,11]	3,366,231	169
Adelphia Recovery Trust, Series ACC-6B3,11	5,056,500	—
		3,687

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[11,12]	879,000	2,778

HEALTH CARE — 0.00%
Clarent Hospital Corp.[3,11,12]	331,291	16

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc.[11]	7,614	3

MISCELLANEOUS — 0.01%
Other common stocks in initial period of acquisition		$ 5,016

Total common stocks (cost: $67,671,000)		86,993

Warrants — 0.00	Shares

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	15,233	1
XO Holdings, Inc., Series B, warrants, expire 2010[11]	11,424	—
XO Holdings, Inc., Series C, warrants, expire 2010[11]	11,424	—
GT Group Telecom Inc., warrants, expire 2010[2,3,11]	2,750	0

Total warrants (cost: $143,000)		1

	Principal amount
Short-term securities — 4.79%	(000)

Park Avenue Receivables Co., LLC 2.40%–2.55% due 7/7–8/14/2008[2]	$100,000	99,715
Jupiter Securitization Co., LLC 2.47%–2.70% due 7/14–7/22/2008[2]	92,996	92,877
Ciesco LLC 2.55%–2.60% due 7/14–7/23/2008[2]	109,500	109,366
CAFCO, LLC 2.75% due 7/15/2008[2]	75,000	74,911
Freddie Mac 1.93%–2.05% due 8/25–9/2/2008	160,000	159,474
Abbott Laboratories 1.97%–2.00% due 7/9–7/21/2008[2]	134,800	134,675
Procter & Gamble International Funding S.C.A. 2.00%–2.10% due 7/2–7/29/2008[2]	125,600	125,443
Bank of America Corp. 2.52%–2.615% due 7/9–8/19/2008	125,000	124,841
Coca-Cola Co. 1.98%–2.06% due 7/10–8/4/2008[2]	100,000	99,847
Wells Fargo & Co. 2.14%–2.35% due 7/25–8/8/2008	96,100	95,877
United Parcel Service Inc. 2.04%–2.13% due 9/2–9/3/2008[2]	81,500	81,108
Johnson & Johnson 2.07%–2.10% due 8/1–8/5/2008[2]	73,500	73,357
Wal-Mart Stores Inc. 2.10%–2.15% due 7/14–7/22/2008[2]	73,000	72,928
John Deere Capital Corp. 2.00%–2.19% due 7/24–8/22/2008[2]	65,100	64,908
Pfizer Inc 2.11% due 7/2/2008[2]	50,000	49,994
HSBC Finance Corp. 2.50% due 8/11/2008	50,000	49,854
Chevron Corp. 2.20% due 7/23/2008	47,500	47,433
Eaton Corp. 2.18% due 8/1/2008[2]	44,180	44,094
Federal Home Loan Bank 2.27%–2.33% due 8/13–9/10/2008	42,450	42,325
IBM Capital Inc. 2.20% due 9/10/2008[2]	20,000	19,890
IBM Corp. 2.15% due 8/5/2008[2]	6,100	6,087
Harley-Davidson Funding Corp. 2.10% due 7/11/2008[2]	25,000	24,980
Yale University 2.35% due 8/12/2008	17,395	17,346
NetJets Inc. 2.20% due 8/12/2008[2]	17,100	17,055
Genentech, Inc. 2.15% due 7/14/2008[2]	15,000	14,987
Honeywell International Inc. 2.20% due 7/23/2008[2]	15,000	14,976
Paccar Financial Corp. 1.98% due 8/13/2008	13,900	13,855
Edison Asset Securitization LLC 2.40% due 8/20/2008[2]	11,800	11,750
E.I. duPont de Nemours and Co. 2.17% due 7/14/2008[2]	3,500	3,497

Total short-term securities (cost: $1,787,713,000)		1,787,450

Total investment securities (cost: $38,977,129,000)		$37,259,565
Other assets less liabilities		75,672

Net assets		$37,335,237

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Coupon rate may change periodically.
2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,774,518,000, which represented 20.82% of the net assets of the fund.
3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,158,194,000, which represented 3.10% of the net assets of the fund.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $224,706,000, which represented .60% of the net assets of the fund.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Step bond; coupon rate will increase at a later date.
8Scheduled interest and/or principal payment was not received.
9Index-linked bond whose principal amount moves with a government retail price index.
10Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Market value	Percent of
	date(s)	(000)	(000)	net assets

DigitalGlobe Inc.	4/14/1999–7/31/2003	$3,250	$15,936.04%
Citigroup Inc., Series J, 7.00%, noncumulative convertible preferred depositary shares	1/15/2008	2,500	2,284.01

Total restricted securities		$5,750	$18,220.05%

11Security did not produce income during the last 12 months.
12Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations

ARS = Argentine Pesos	€ = Euros	MYR = Malaysian Ringgit
A$ = Australian Dollars	£ = British Pounds	PLN = Polish Zloty
BRL = Brazilian Reais	IDR = Indonesian Rupiah	SKr = Swedish Kronor
C$ = Canadian Dollars	ILS = Israeli Shekels	S$ = Singapore Dollars
COP = Colombian Pesos	¥ = Japanese Yen	TRY = New Turkish Lira
DKr = Danish Kroner	KRW = South Korean Won
EGP = Egyptian Pounds	MXN = Mexican Pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-908-0808O-S15869

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: September 5, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: September 5, 2008